UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21055

T. Rowe Price Institutional Income Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: February 29, 2012

Item 1. Schedule of Investments

Institutional Income Funds	February 29, 2012

T. Rowe Price Institutional High Yield Fund
Unaudited

## Portfolio of Investments ‡

(Amounts in 000s)

| | $ Par/Shares | Value |
|---|---|---|
| **CORPORATE BONDS 87.0%** | | |
| **Aerospace & Defense 1.2%** | | |
| BE Aerospace, 8.50%, 7/1/18 | 1,950 | 2,169 |
| Bombardier, 6.125%, 5/15/21 (EUR) (1) | 1,700 | 2,299 |
| Ducommun, 9.75%, 7/15/18 | 3,650 | 3,860 |
| Esterline Technologies, 7.00%, 8/1/20 | 2,225 | 2,453 |
| Kratos Defense & Security Solutions, 10.00%, 6/1/17 | 4,850 | 5,250 |
| Moog, 7.25%, 6/15/18 | 1,525 | 1,628 |
| Sequa, 11.75%, 12/1/15 (1) | 2,950 | 3,142 |
| Sequa, PIK, 13.50%, 12/1/15 (1) | 950 | 1,017 |
| Spirit Aerosystems, 7.50%, 10/1/17 | 825 | 897 |
| Transdigm, 7.75%, 12/15/18 | 5,875 | 6,462 |
| | | 29,177 |
| **Airlines 0.8%** | | |
| Continental Airlines, 6.75%, 9/15/15 (1) | 3,825 | 3,873 |
| Continental Airlines, 9.25%, 11/10/18 | 503 | 533 |
| Delta Air Lines, 9.50%, 9/15/14 (1) | 3,951 | 4,237 |
| Delta Air Lines, 12.25%, 3/15/15 (1) | 7,575 | 8,219 |
| Northwest Airlines, 7.575%, 9/1/20 | 629 | 689 |
| United Airlines, 12.00%, 11/1/13 (1) | 1,300 | 1,378 |
| | | 18,929 |
| **Automotive 2.8%** | | |
| Affinia Group, 10.75%, 8/15/16 (1) | 610 | 661 |
| Allison Transmission, 7.125%, 5/15/19 (1) | 1,575 | 1,618 |
| Chrysler, 8.25%, 6/15/21 | 3,275 | 3,308 |
| Conti-Gummi Finance, 8.50%, 7/15/15 (EUR) (1) | 1,675 | 2,455 |
| Ford Motor, 7.45%, 7/16/31 | 3,375 | 4,345 |
| Ford Motor Credit, 3.875%, 1/15/15 | 5,050 | 5,138 |

| | | |
|---|---|---|
| Ford Motor Credit, 5.00%, 5/15/18 | 13,875 | 14,604 |
| Ford Motor Credit, 5.75%, 2/1/21 | 6,000 | 6,720 |
| Ford Motor Credit, 5.875%, 8/2/21 | 8,575 | 9,604 |
| Ford Motor Credit, 12.00%, 5/15/15 | 3,875 | 4,863 |
| Goodyear Tire & Rubber, 7.00%, 5/15/22 | 1,575 | 1,601 |
| Goodyear Tire & Rubber, 8.25%, 8/15/20 | 4,725 | 5,150 |
| Goodyear Tire & Rubber, 8.75%, 8/15/20 | 725 | 798 |
| Goodyear Tire & Rubber, 10.50%, 5/15/16 | 208 | 228 |
| Pittsburgh Glass, 8.50%, 4/15/16 (1) | 5,425 | 5,506 |
| Schaeffler Finance, 7.75%, 2/15/17 (1) | 1,000 | 1,061 |
| Schaeffler Finance, 8.50%, 2/15/19 (1) | 700 | 756 |
| | | 68,416 |
| **Banking 0.8%** | | |
| Adfitech, 8.00%, 3/15/20 | 29 | 19 |
| Amsouth Bank, 5.20%, 4/1/15 | 2,075 | 2,059 |
| Discover Financial Servicers, 10.25%, 7/15/19 | 2,500 | 3,197 |
| Regions Bank, 7.50%, 5/15/18 | 11,975 | 13,023 |
| Zions Bancorporation, 7.75%, 9/23/14 | 1,705 | 1,824 |
| | | 20,122 |
| **Broadcasting 3.3%** | | |
| Clear Channel Communications, 7.25%, 10/15/27 | 950 | 532 |
| Clear Channel Communications, PIK, 11.00%, 8/1/16 | 4,025 | 3,240 |
| Clear Channel Worldwide, 7.625%, 3/15/20 (1) | 9,250 | 9,250 |
| Clear Channel Worldwide, 7.625%, 3/15/20 (1) | 1,325 | 1,325 |
| Cyfrowy Polsat Finance, 7.125%, 5/20/18 (EUR) (1) | 650 | 883 |
| Lamar Media, 5.875%, 2/1/22 (1) | 2,225 | 2,320 |
| Lin Television, 8.375%, 4/15/18 | 1,175 | 1,234 |
| Nexstar Finance, 7.00%, 1/15/14 | 56 | 56 |

| | | |
|---|---|---|
| Nexstar Finance, 8.875%, 4/15/17 | 3,475 | 3,718 |
| Nexstar Finance, PIK, 7.00%, 1/15/14 | 194 | 194 |
| Polish Television, STEP, 11.25%, 5/15/17 (EUR) (1) | 775 | 1,007 |
| Sinclair Television Group, 9.25%, 11/1/17 (1) | 7,550 | 8,437 |
| Sirius XM Radio, 8.75%, 4/1/15 (1) | 13,425 | 15,237 |
| Sirius XM Radio, 9.75%, 9/1/15 (1) | 750 | 810 |
| Univision Communications, 6.875%, 5/15/19 (1) | 3,275 | 3,340 |
| Univision Communications, 7.875%, 11/1/20 (1) | 6,325 | 6,752 |
| Univision Communications, 8.50%, 5/15/21 (1) | 14,450 | 14,342 |
| XM Satellite, 7.625%, 11/1/18 (1) | 3,200 | 3,504 |
| XM Satellite, 13.00%, 8/1/13 (1) | 4,550 | 5,187 |
| | | 81,368 |
| **Building & Real Estate 0.5%** | | |
| KB Home, 8.00%, 3/15/20 | 4,300 | 4,332 |
| Shea Homes Limited Partnership, 8.625%, 5/15/19 (1) | 3,125 | 3,172 |
| Standard-Pacific, 8.375%, 5/15/18 | 1,100 | 1,183 |
| Standard-Pacific, 10.75%, 9/15/16 | 1,600 | 1,840 |
| Toll Brothers Finance, 5.875%, 2/15/22 | 2,375 | 2,464 |
| | | 12,991 |
| **Building Products 2.4%** | | |
| Associated Materials, 9.125%, 11/1/17 | 2,350 | 2,321 |
| Building Materials, 6.75%, 5/1/21 (1) | 7,725 | 8,372 |
| CEMEX Finance, 9.50%, 12/14/16 (1) | 2,955 | 2,925 |
| CEMEX Finance Europe, 4.75%, 3/5/14 (EUR) | 4,475 | 5,495 |
| Euramax International, 9.50%, 4/1/16 | 2,850 | 2,579 |
| HeidelbergCement, 8.00%, 1/31/17 (EUR) | 600 | 901 |
| Masco, 5.85%, 3/15/17 | 2,600 | 2,622 |
| Masco, 6.125%, 10/3/16 | 1,625 | 1,697 |

| | | |
|---|---|---|
| Nortek, 8.50%, 4/15/21 | 4,075 | 3,937 |
| Nortek, 10.00%, 12/1/18 | 2,875 | 3,033 |
| Owens Corning, 9.00%, 6/15/19 | 1,075 | 1,311 |
| Ply Gem Industries, 8.25%, 2/15/18 | 2,875 | 2,785 |
| Reliance Intermediate, 9.50%, 12/15/19 (1) | 2,775 | 3,022 |
| Summit Materials, 10.50%, 1/31/20 (1) | 3,600 | 3,780 |
| Texas Industries, 9.25%, 8/15/20 | 3,910 | 3,734 |
| USG, 8.375%, 10/15/18 (1) | 550 | 560 |
| USG, 9.75%, 8/1/14 (1) | 3,250 | 3,498 |
| Vulcan Materials, 7.50%, 6/15/21 | 6,650 | 7,415 |
| Xefin Lux, 8.00%, 6/1/18 (EUR) (1) | 350 | 471 |
| | | 60,458 |
| **Cable Operators 3.8%** | | |
| Block Communications, 7.25%, 2/1/20 (1) | 4,150 | 4,254 |
| Bresnan, 8.00%, 12/15/18 (1) | 2,400 | 2,526 |
| Cablevision Systems, 7.75%, 4/15/18 | 2,500 | 2,719 |
| Cequel Communications, 8.625%, 11/15/17 (1) | 11,275 | 12,149 |
| Charter Communications Holdings, 6.625%, 1/31/22 | 10,700 | 11,449 |
| Charter Communications Holdings, 7.00%, 1/15/19 | 2,550 | 2,748 |
| Charter Communications Holdings, 7.25%, 10/30/17 | 4,350 | 4,720 |
| Charter Communications Holdings, 7.375%, 6/1/20 | 1,500 | 1,646 |
| Charter Communications Holdings, 7.875%, 4/30/18 | 3,275 | 3,562 |
| CSC Holdings, 6.75%, 11/15/21 (1) | 4,275 | 4,681 |
| Dish DBS, 6.75%, 6/1/21 | 5,175 | 5,744 |
| Dish DBS, 7.875%, 9/1/19 | 2,375 | 2,785 |
| Echostar DBS, 7.125%, 2/1/16 | 1,775 | 1,961 |
| Netflix, 8.50%, 11/15/17 | 3,538 | 3,887 |
| UnityMedia, 8.125%, 12/1/17 (1) | 3,375 | 3,662 |

| | | |
|---|---|---|
| UPC Holding, 9.875%, 4/15/18 (1) | 3,450 | 3,769 |
| UPCB Finance, 6.875%, 1/15/22 (1) | 3,300 | 3,410 |
| UPCB Finance, 7.25%, 11/15/21 (1) | 3,700 | 3,859 |
| UPCB Finance, 7.625%, 1/15/20 (EUR) (1) | 1,275 | 1,792 |
| Videotron Ltee, 5.00%, 7/15/22 (1) | 4,200 | 4,200 |
| Videotron Ltee, 6.875%, 7/15/21 (CAD) (1) | 4,025 | 4,251 |
| Videotron Ltee, 9.125%, 4/15/18 | 2,075 | 2,298 |
| Virgin Media Finance, 9.50%, 8/15/16 | 2,100 | 2,399 |
| | | 94,471 |
| **Chemicals 2.7%** | | |
| Ashland, 9.125%, 6/1/17 | 4,975 | 5,584 |
| Compass Minerals International, 8.00%, 6/1/19 | 2,175 | 2,349 |
| Hexion U.S. Finance (Nova Scotia), 8.875%, 2/1/18 | 6,800 | 7,038 |
| Hexion U.S. Finance (Nova Scotia), 9.00%, 11/15/20 | 4,800 | 4,704 |
| Huntsman International, 8.625%, 3/15/20 | 750 | 848 |
| Huntsman International, 8.625%, 3/15/21 | 8,075 | 9,135 |
| INEOS Finance, 8.375%, 2/15/19 (1) | 5,475 | 5,831 |
| INEOS Finance, 9.00%, 5/15/15 (1) | 450 | 475 |
| Kerling, 10.625%, 2/1/17 (EUR) (1) | 3,575 | 4,636 |
| Koppers, 7.875%, 12/1/19 | 2,550 | 2,735 |
| LyondellBasell Industries, 6.00%, 11/15/21 (1) | 4,065 | 4,451 |
| Momentive Performance, 9.00%, 1/15/21 | 1,300 | 1,203 |
| Momentive Performance, STEP, 11.50%, 12/1/16 | 7,475 | 6,354 |
| PolyOne, 7.375%, 9/15/20 | 4,660 | 5,010 |
| Rhodia, 6.875%, 9/15/20 (1) | 4,750 | 5,272 |
| Solutia, 8.75%, 11/1/17 | 2,025 | 2,293 |
| | | 67,918 |

| | | |
|---|---|---|
| **Consumer Products 1.0%** | | |
| Acco Brands, 10.625%, 3/15/15 | 750 | 831 |
| Central Garden & Pet, 8.25%, 3/1/18 | 4,200 | 4,284 |
| Easton-Bell Sports, 9.75%, 12/1/16 | 2,445 | 2,714 |
| Hanesbrands, 6.375%, 12/15/20 | 1,400 | 1,463 |
| Hanesbrands, 8.00%, 12/15/16 | 1,900 | 2,114 |
| Jarden, 8.00%, 5/1/16 | 100 | 110 |
| Levi Strauss, 7.625%, 5/15/20 | 1,075 | 1,139 |
| Levi Strauss, 8.875%, 4/1/16 | 3,275 | 3,390 |
| Ontex, 7.50%, 4/15/18 (EUR) (1) | 2,863 | 3,604 |
| Prestige Brands, 8.125%, 2/1/20 (1) | 1,900 | 2,080 |
| Susser Holdings, 8.50%, 5/15/16 | 2,275 | 2,494 |
| | | 24,223 |
| **Container 1.2%** | | |
| AEP Industries, 8.25%, 4/15/19 | 1,850 | 1,970 |
| Berry Plastics, VR, 4.421%, 9/15/14 | 2,950 | 2,825 |
| BWAY Holding, 10.00%, 6/15/18 | 1,700 | 1,887 |
| Clondalkin Acquisition, VR, 2.546%, 12/15/13 (1) | 425 | 393 |
| Crown Euro Holdings, 7.125%, 8/15/18 (EUR) (1) | 825 | 1,187 |
| Exopack, 10.00%, 6/1/18 | 1,900 | 2,019 |
| Owens-Brockway Glass, 7.375%, 5/15/16 | 1,450 | 1,642 |
| Plastipak, 10.625%, 8/15/19 (1) | 1,250 | 1,413 |
| Reynolds Group, 7.125%, 4/15/19 (1) | 3,050 | 3,225 |
| Reynolds Group, 8.00%, 12/15/16 (EUR) (1) | 3,525 | 4,391 |
| Reynolds Group, 9.00%, 4/15/19 (1) | 2,275 | 2,275 |
| Reynolds Group Escrow, VR, 8.75%, 10/15/16 (1) | 700 | 744 |
| Sealed Air, 7.875%, 6/15/17 | 5,225 | 5,636 |

| | | |
|---|---|---|
| Silgan Holdings, 7.25%, 8/15/16 | 500 | 540 |
| | | 30,147 |
| **Energy 9.8%** | | |
| Alta Mesa Holdings, 9.625%, 10/15/18 | 5,550 | 5,272 |
| AmeriGas Finance, 6.75%, 5/20/20 | 2,750 | 2,826 |
| AmeriGas Finance, 7.00%, 5/20/22 | 11,100 | 11,391 |
| Antero Resources Finance, 7.25%, 8/1/19 (1) | 7,825 | 8,255 |
| Antero Resources Finance, 9.375%, 12/1/17 | 6,025 | 6,612 |
| Atwood Oceanics, 6.50%, 2/1/20 | 2,000 | 2,115 |
| Berry Petroleum, 8.25%, 11/1/16 | 1,914 | 1,993 |
| Berry Petroleum, 10.25%, 6/1/14 | 2,875 | 3,306 |
| Bill Barrett, 7.625%, 10/1/19 | 6,500 | 6,817 |
| Carrizo Oil & Gas, 8.625%, 10/15/18 | 2,575 | 2,678 |
| CGG Veritas, 6.50%, 6/1/21 | 5,050 | 5,166 |
| Chesapeake Energy, 6.625%, 11/15/19 (1) | 1,775 | 1,819 |
| Chesapeake Energy, 6.625%, 8/15/20 | 6,750 | 7,037 |
| Clayton Williams Energy, 7.75%, 4/1/19 | 3,950 | 3,950 |
| Concho Resources, 7.00%, 1/15/21 | 1,050 | 1,173 |
| Concho Resources, 8.625%, 10/1/17 | 3,375 | 3,712 |
| Connacher Oil & Gas, 8.50%, 8/1/19 (1) | 4,550 | 4,459 |
| Connacher Oil & Gas, 8.75%, 8/1/18 (CAD) (1) | 2,500 | 2,438 |
| Continental Resources, 7.125%, 4/1/21 | 1,025 | 1,143 |
| Denbury Resources, 8.25%, 2/15/20 | 2,466 | 2,805 |
| Denbury Resources, 9.75%, 3/1/16 | 3,825 | 4,265 |
| El Paso, 7.75%, 1/15/32 | 2,750 | 3,286 |
| El Paso, 7.80%, 8/1/31 | 600 | 716 |
| El Paso, 8.25%, 2/15/16 | 1,300 | 1,450 |
| Encore Acquisition, 9.50%, 5/1/16 | 125 | 140 |

| | | |
|---|---|---|
| Endeavour International, 12.00%, 3/1/18 (1) | 2,200 | 2,197 |
| Energy Transfer Equity, 7.50%, 10/15/20 | 4,725 | 5,410 |
| EQT, 8.125%, 6/1/19 | 2,475 | 2,976 |
| EXCO Resources, 7.50%, 9/15/18 | 8,675 | 7,764 |
| Exterran Holdings, 7.25%, 12/1/18 | 6,475 | 6,232 |
| Ferellgas, 6.50%, 5/1/21 | 4,525 | 4,016 |
| FRAC Tech Services, VR, 7.625%, 11/15/18 (1) | 6,400 | 6,816 |
| Helix Energy Solutions, 9.50%, 1/15/16 (1) | 2,425 | 2,543 |
| Hilcorp Energy, 8.00%, 2/15/20 (1) | 500 | 548 |
| Inergy, 7.00%, 10/1/18 | 1,050 | 1,029 |
| McJunkin Red Man, 9.50%, 12/15/16 | 4,900 | 5,267 |
| MEG Energy, 6.50%, 3/15/21 (1) | 2,375 | 2,535 |
| Newfield Exploration, 5.75%, 1/30/22 | 2,275 | 2,457 |
| Newfield Exploration, 6.875%, 2/1/20 | 2,935 | 3,170 |
| Niska Gas Storage, 8.875%, 3/15/18 | 1,625 | 1,561 |
| Oasis Petroleum, 6.50%, 11/1/21 | 2,350 | 2,421 |
| Oasis Petroleum, 7.25%, 2/1/19 | 1,225 | 1,299 |
| Penn Virginia, 7.25%, 4/15/19 | 3,650 | 3,322 |
| Penn Virginia, 10.375%, 6/15/16 | 6,525 | 6,476 |
| Petroleos de Venezuela, 8.50%, 11/2/17 (1) | 7,650 | 7,019 |
| Petroleum Geo-Services, 7.375%, 12/15/18 (1) | 3,675 | 3,840 |
| Plains Exploration & Production, 6.75%, 2/1/22 | 5,125 | 5,612 |
| Precision Drilling, 6.50%, 12/15/21 (1) | 900 | 961 |
| Precision Drilling, 6.625%, 11/15/20 | 1,075 | 1,153 |
| Quicksilver Resources, 11.75%, 1/1/16 | 2,750 | 2,922 |
| Range Resources, 5.00%, 8/15/22 | 1,325 | 1,338 |
| Range Resources, 6.75%, 8/1/20 | 5,564 | 6,093 |
| Regency Energy Partners, 6.875%, 12/1/18 | 1,925 | 2,084 |
| Sabine Pass, 7.50%, 11/30/16 | 6,050 | 6,489 |

| | | |
|---|---|---|
| Samson Investment, 9.75%, 2/15/20 (1) | 5,575 | 5,854 |
| SESI, 6.375%, 5/1/19 | 3,600 | 3,789 |
| SESI, 7.125%, 12/15/21 (1) | 4,700 | 5,193 |
| SM Energy, 6.50%, 11/15/21 (1) | 1,775 | 1,926 |
| SM Energy, 6.625%, 2/15/19 | 1,450 | 1,559 |
| Swift Energy, 7.875%, 3/1/22 (1) | 5,875 | 6,169 |
| Swift Energy, 8.875%, 1/15/20 | 2,925 | 3,159 |
| Targa Resources Partners, 6.375%, 8/1/22 (1) | 3,025 | 3,191 |
| Vantage Drilling, 11.50%, 8/1/15 | 2,975 | 3,322 |
| Whiting Petroleum, 6.50%, 10/1/18 | 325 | 349 |
| WPX Energy, 6.00%, 1/15/22 (1) | 8,150 | 8,394 |
| | | 243,279 |
| **Entertainment & Leisure 2.2%** | | |
| AMC Entertainment, 8.75%, 6/1/19 | 7,819 | 8,151 |
| AMC Entertainment, 9.75%, 12/1/20 | 2,120 | 1,988 |
| Cedar Fair/Canada's Wonderland, 9.125%, 8/1/18 | 2,175 | 2,436 |
| Cinemark USA, 7.375%, 6/15/21 | 925 | 989 |
| Lions Gate Entertainment, 10.25%, 11/1/16 (1) | 4,425 | 4,679 |
| MU Finance, 8.375%, 2/1/17 (1) | 2,300 | 2,484 |
| NCL Corporation, 9.50%, 11/15/18 (1) | 950 | 1,021 |
| NCL Corporation, 9.50%, 11/15/18 | 975 | 1,058 |
| NCL Corporation, 11.75%, 11/15/16 | 3,900 | 4,544 |
| Odeon & UCI Finco, 9.00%, 8/1/18 (GBP) (1) | 600 | 945 |
| Palace Entertainment, 8.875%, 4/15/17 (1) | 4,150 | 4,285 |
| Regal Cinemas, 8.625%, 7/15/19 | 4,642 | 5,071 |
| Regal Entertainment, 9.125%, 8/15/18 | 4,600 | 5,060 |
| Speedway Motorsports, 8.75%, 6/1/16 | 1,700 | 1,876 |
| Ticketmaster, 10.75%, 8/1/16 | 5,385 | 5,802 |

| | | |
|---|---|---|
| WM Finance, 9.50%, 6/15/16 (1) | 650 | 719 |
| WMG Acquisition, 9.50%, 6/15/16 | 3,280 | 3,629 |
| | | 54,737 |
| **Exploration & Production 0.3%** | | |
| Anadarko Petroleum, 6.375%, 9/15/17 (2) | 6,455 | 7,749 |
| | | 7,749 |
| **Financial 8.5%** | | |
| Aircastle, 9.75%, 8/1/18 | 825 | 928 |
| Aircastle, 9.75%, 8/1/18 (1) | 4,850 | 5,456 |
| Ally Financial, 5.50%, 2/15/17 | 3,550 | 3,585 |
| Ally Financial, 6.25%, 12/1/17 | 5,850 | 6,055 |
| Ally Financial, 7.50%, 9/15/20 | 3,300 | 3,630 |
| Ally Financial, 8.00%, 3/15/20 | 3,975 | 4,492 |
| Ally Financial, GMAC, 8.00%, 11/1/31 | 3,150 | 3,504 |
| CIT Group, 4.75%, 2/15/15 (1) | 16,700 | 17,076 |
| CIT Group, 5.50%, 2/15/19 (1) | 14,800 | 15,133 |
| CIT Group, 6.625%, 4/1/18 (1) | 7,150 | 7,776 |
| CIT Group, 7.00%, 5/1/16 | 226 | 226 |
| CIT Group, 7.00%, 5/1/17 | 10,525 | 10,525 |
| E*Trade Financial, 6.75%, 6/1/16 | 8,540 | 8,647 |
| E*Trade Financial, 7.875%, 12/1/15 | 3,425 | 3,498 |
| E*Trade Financial, PIK, 12.50%, 11/30/17 | 12,075 | 14,083 |
| General Motors Financial, 6.75%, 6/1/18 (1) | 3,475 | 3,718 |
| Hub International, 9.00%, 12/15/14 (1) | 5,195 | 5,273 |
| Hub International, 10.25%, 6/15/15 (1) | 10,575 | 10,839 |
| Icahn Enterprises, 8.00%, 1/15/18 | 4,975 | 5,286 |
| Icahn Enterprises, 8.00%, 1/15/18 (1) | 5,650 | 6,003 |
| International Lease Finance, 5.75%, 5/15/16 | 5,150 | 5,240 |

| | | |
|---|---|---|
| International Lease Finance, 6.375%, 3/25/13 | 2,625 | 2,684 |
| International Lease Finance, 8.25%, 12/15/20 | 3,775 | 4,209 |
| International Lease Finance, 8.625%, 1/15/22 | 3,500 | 3,937 |
| International Lease Finance, 8.75%, 3/15/17 | 3,575 | 4,040 |
| International Lease Finance, 8.875%, 9/1/17 | 5,125 | 5,791 |
| Nuveen Investments, 5.50%, 9/15/15 | 3,930 | 3,694 |
| Nuveen Investments, 10.50%, 11/15/15 | 12,438 | 12,998 |
| Nuveen Investments, 10.50%, 11/15/15 (1) | 1,675 | 1,750 |
| Provident Funding Association, 10.125%, 2/15/19 (1) | 875 | 726 |
| Provident Funding Association, 10.25%, 4/15/17 (1) | 2,550 | 2,474 |
| SLM Corporation, 6.00%, 1/25/17 | 3,125 | 3,215 |
| SLM Corporation, 6.25%, 1/25/16 | 5,525 | 5,770 |
| SLM Corporation, 8.45%, 6/15/18 | 8,600 | 9,493 |
| Springleaf Finance, 6.90%, 12/15/17 | 4,225 | 3,296 |
| Synovus Financial, 5.125%, 6/15/17 | 5,000 | 4,550 |
| Synovus Financial, 7.875%, 2/15/19 | 1,575 | 1,614 |
| Thornburg Mortgage, PIK, 12.00%, 3/31/15<br>Acquisition Date: 9/30/08, Acquisition Cost $69 (3)(4)(6) | 69 | – |
| Thornburg Mortgage, VR, 12.00%, 3/31/15<br>Acquisition Date: 9/30/08, Acquisition Cost $629 (1)(3)(4)(6) | 846 | – |
| USI Holdings, 9.75%, 5/15/15 (1) | 1,175 | 1,175 |
| | | 212,389 |
| **Food/Tobacco 1.6%** | | |
| Barry Callebaut Services, 5.375%, 6/15/21 (EUR) | 2,300 | 3,259 |
| Bumble Bee Foods Acquisition, 9.00%, 12/15/17 (1) | 2,017 | 2,123 |
| CEDC Finance International, 8.875%, 12/1/16 (EUR) (1) | 1,675 | 1,540 |
| CEDC Finance International, 9.125%, 12/1/16 (1) | 450 | 317 |
| Cott Beverages, 8.125%, 9/1/18 | 4,675 | 5,119 |
| Cott Beverages, 8.375%, 11/15/17 | 1,250 | 1,369 |

| | | |
|---|---|---|
| Darling International, 8.50%, 12/15/18 | 675 | 756 |
| Del Monte, 7.625%, 2/15/19 | 5,500 | 5,500 |
| Land O' Lakes Capital Trust I, 7.45%, 3/15/28 (1) | 3,425 | 3,296 |
| Michael Foods, 9.75%, 7/15/18 | 3,675 | 4,042 |
| Pinnacle Foods, 8.25%, 9/1/17 | 3,425 | 3,725 |
| Pinnacle Foods, 9.25%, 4/1/15 | 3,225 | 3,322 |
| Pinnacle Foods, 10.625%, 4/1/17 | 625 | 661 |
| R&R Ice Cream, 8.375%, 11/15/17 (EUR) (1) | 875 | 1,171 |
| Reddy Ice, STEP, 10.50%, 11/1/12 | 975 | 931 |
| Treehouse Foods, 7.75%, 3/1/18 | 1,575 | 1,717 |
| | | 38,848 |
| **Forest Products 1.5%** | | |
| Boise Paper, 8.00%, 4/1/20 | 1,300 | 1,436 |
| Boise Paper, 9.00%, 11/1/17 | 1,550 | 1,709 |
| Cascades, 7.75%, 12/15/17 | 3,950 | 4,049 |
| Cascades, 7.875%, 1/15/20 | 5,200 | 5,304 |
| Clearwater Paper, 7.125%, 11/1/18 | 825 | 876 |
| Clearwater Paper, 10.625%, 6/15/16 | 1,300 | 1,477 |
| Domtar, 7.125%, 8/15/15 | 550 | 611 |
| Domtar, 9.50%, 8/1/16 | 125 | 152 |
| Graphic Packaging International, 9.50%, 6/15/17 | 1,750 | 1,951 |
| Mercer International, 9.50%, 12/1/17 | 4,311 | 4,505 |
| PE Paper Escrow, 11.75%, 8/1/14 (EUR) (1) | 1,800 | 2,614 |
| Potlatch, 7.50%, 11/1/19 | 1,275 | 1,351 |
| Rock-Tenn, 4.45%, 3/1/19 (1) | 3,015 | 3,045 |
| Rock-Tenn, 4.90%, 3/1/22 (1) | 2,050 | 2,102 |
| Weyerhaeuser, 8.50%, 1/15/25 | 4,865 | 5,634 |
| | | 36,816 |

| | | |
|---|---|---|
| **Gaming 1.8%** | | |
| Ameristar Casinos, 7.50%, 4/15/21 | 675 | 729 |
| CCM Merger, 8.00%, 8/1/13 (1) | 450 | 443 |
| Cirsa Finance (Luxembourg), 8.75%, 5/15/18 (EUR) (1) | 2,225 | 2,816 |
| Codere Finance Luxembourg, 9.25%, 2/15/19 (1) | 2,950 | 2,914 |
| Downstream Development, 10.50%, 7/1/19 (1) | 1,450 | 1,483 |
| Harrah's Operating, 5.625%, 6/1/15 | 2,750 | 2,152 |
| Harrah's Operating, 11.25%, 6/1/17 | 4,850 | 5,311 |
| MGM Mirage, 10.375%, 5/15/14 | 1,800 | 2,052 |
| MGM Mirage, 11.125%, 11/15/17 | 150 | 169 |
| MGM Resorts International, 9.00%, 3/15/20 | 3,450 | 3,864 |
| Seminole Indian Tribe of Florida, 7.75%, 10/1/17 (1) | 3,575 | 3,888 |
| Seneca Gaming, 8.25%, 12/1/18 (1) | 5,025 | 5,075 |
| Station Casinos, STEP, 3.65%, 6/18/18 (1) | 7,200 | 4,824 |
| Wynn Las Vegas, 7.75%, 8/15/20 | 4,720 | 5,334 |
| Wynn Las Vegas, 7.875%, 11/1/17 | 3,000 | 3,337 |
| | | 44,391 |
| **Gas & Gas Transmission 0.4%** | | |
| Kinder Morgan Finance, 5.70%, 1/5/16 | 7,085 | 7,510 |
| Kinder Morgan Finance, 6.00%, 1/15/18 (1) | 2,865 | 3,051 |
| | | 10,561 |
| **Health Care 7.3%** | | |
| Accellent, 8.375%, 2/1/17 | 600 | 610 |
| Accellent, 10.00%, 11/1/17 | 3,325 | 2,760 |
| Amerigroup, 7.50%, 11/15/19 | 4,725 | 5,197 |
| Aviv Healthcare, 7.75%, 2/15/19 | 1,075 | 1,097 |
| Bausch & Lomb, 9.875%, 11/1/15 | 3,595 | 3,775 |
| Biomet, 11.625%, 10/15/17 | 7,125 | 7,802 |

| | | |
|---|---|---|
| Biomet, PIK, 10.375%, 10/15/17 | 5,400 | 5,872 |
| Capella Healthcare, 9.25%, 7/1/17 | 5,025 | 5,188 |
| Capsugel Finance, 9.875%, 8/1/19 (EUR) (1) | 5,020 | 7,290 |
| Community Health Systems, 8.00%, 11/15/19 (1) | 10,160 | 10,820 |
| Community Health Systems, 8.875%, 7/15/15 | 2,800 | 2,926 |
| Crown Newco 3, 7.00%, 2/15/18 (GBP) (1) | 650 | 1,020 |
| DaVita, 6.375%, 11/1/18 | 4,686 | 4,979 |
| DaVita, 6.625%, 11/1/20 | 5,175 | 5,544 |
| Fresenius Medical Care, 5.625%, 7/31/19 (1) | 5,150 | 5,459 |
| Fresenius Medical Care, 5.875%, 1/31/22 (1) | 2,925 | 3,115 |
| Grifols, 8.25%, 2/1/18 | 9,715 | 10,516 |
| HCA, 7.50%, 2/15/22 | 17,650 | 19,106 |
| HCA, 8.50%, 4/15/19 | 2,125 | 2,369 |
| HCA, 9.875%, 2/15/17 | 341 | 377 |
| HCA Holdings, 7.75%, 5/15/21 | 1,125 | 1,187 |
| Health Management Association, 7.375%, 1/15/20 (1) | 6,700 | 6,985 |
| Iasis Healthcare, 8.375%, 5/15/19 | 5,750 | 5,491 |
| Inventiv Health - A, 10.00%, 8/15/18 (1) | 2,425 | 2,170 |
| Inventiv Health - B, 10.00%, 8/15/18 (1) | 1,950 | 1,745 |
| Jaguar Holdings, 9.50%, 12/1/19 (1) | 6,915 | 7,572 |
| Kindred Healthcare, 8.25%, 6/1/19 | 3,625 | 3,398 |
| Lifepoint Hospitals, 6.625%, 10/1/20 | 3,825 | 4,131 |
| MedAssets, 8.00%, 11/15/18 | 2,900 | 3,103 |
| MPT Operating Partnership, 6.375%, 2/15/22 | 1,400 | 1,446 |
| MPT Operating Partnership, 6.875%, 5/1/21 | 4,050 | 4,313 |
| Multiplan, 9.875%, 9/1/18 (1) | 3,750 | 4,078 |
| Mylan Laboratories, 7.625%, 7/15/17 (1) | 1,525 | 1,693 |
| Omega Healthcare Investors, 6.75%, 10/15/22 | 4,000 | 4,300 |
| Radiation Therapy, 9.875%, 4/15/17 | 2,750 | 2,035 |

| | | |
|---|---|---|
| Select Medical, 7.625%, 2/1/15 | 3,550 | 3,550 |
| Tenet Healthcare, 6.25%, 11/1/18 (1) | 5,325 | 5,684 |
| Tenet Healthcare, 8.875%, 7/1/19 | 200 | 229 |
| UHS Escrow, 7.00%, 10/1/18 | 700 | 744 |
| Universal Hospital, PIK, 8.50%, 6/1/15 | 275 | 283 |
| Vanguard Health, 7.75%, 2/1/19 | 3,590 | 3,698 |
| Vanguard Health, 8.00%, 2/1/18 | 5,175 | 5,434 |
| Vanguard Health, Zero Coupon , 2/1/16 | 127 | 83 |
| Warner Chilcott, 7.75%, 9/15/18 | 1,450 | 1,530 |
| | | 180,704 |
| **Information Technology 3.1%** | | |
| Advanced Micro Devices, 7.75%, 8/1/20 | 1,925 | 2,137 |
| Advanced Micro Devices, 8.125%, 12/15/17 | 2,875 | 3,177 |
| Aspect Software, 10.625%, 5/15/17 | 1,150 | 1,231 |
| Avaya, PIK, 10.125%, 11/1/15 | 11,425 | 11,439 |
| CommScope, 8.25%, 1/15/19 (1) | 12,225 | 12,836 |
| Epicor Eagle Parent, 8.625%, 5/1/19 (1) | 5,125 | 5,279 |
| Equinix, 7.00%, 7/15/21 | 5,800 | 6,423 |
| Equinix, 8.125%, 3/1/18 | 2,900 | 3,248 |
| Freescale Semiconductor, 8.05%, 2/1/20 | 6,645 | 6,579 |
| Freescale Semiconductor, 10.125%, 3/15/18 (1) | 1,437 | 1,609 |
| Goodman Networks, 12.125%, 7/1/18 (1) | 2,075 | 2,111 |
| iGate, 9.00%, 5/1/16 | 10,520 | 11,388 |
| MEMC Electronics Materials, 7.75%, 4/1/19 | 8,225 | 6,930 |
| NXP, 9.75%, 8/1/18 (1) | 2,000 | 2,260 |
| Softbrands, 11.50%, 7/15/18 (1) | 950 | 990 |
| | | 77,637 |

| | | |
|---|---|---|
| **Insurance 0.2%** | | |
| Assured Guaranty, VR, 6.40%, 12/15/66 (1) | 5,750 | 4,140 |
| | | 4,140 |
| **Investment Dealers 0.0%** | | |
| Jefferies Group, 5.125%, 4/13/18 | 320 | 298 |
| Jefferies Group, 8.50%, 7/15/19 | 625 | 675 |
| | | 973 |
| **Lodging 0.8%** | | |
| Host Hotels & Resorts, 5.875%, 6/15/19 | 2,800 | 3,031 |
| Host Hotels & Resorts, 6.00%, 10/1/21 (1) | 2,525 | 2,759 |
| Host Hotels & Resorts, 9.00%, 5/15/17 | 6,775 | 7,520 |
| Host Marriott, 6.75%, 6/1/16 | 825 | 852 |
| ITT Corporation, 7.375%, 11/15/15 | 625 | 720 |
| Starwood Hotels & Resorts Worldwide, 7.15%, 12/1/19 | 4,450 | 5,318 |
| | | 20,200 |
| **Manufacturing 2.2%** | | |
| AGCO, 5.875%, 12/1/21 (1) | 4,450 | 4,684 |
| Altra Holdings, 8.125%, 12/1/16 | 1,900 | 2,052 |
| Amsted Industries, 8.125%, 3/15/18 (1) | 1,675 | 1,801 |
| Case New Holland, 7.875%, 12/1/17 | 4,050 | 4,769 |
| CNH Capital, 6.25%, 11/1/16 (1) | 4,900 | 5,268 |
| Coleman Cable, 9.00%, 2/15/18 | 2,550 | 2,639 |
| Columbus McKinnon, 7.875%, 2/1/19 | 4,081 | 4,275 |
| Fiat Industrial Finance Europe, 6.25%, 3/9/18 (EUR) | 1,600 | 2,132 |
| Manitowoc, 8.50%, 11/1/20 | 3,900 | 4,329 |
| Oshkosh, 8.25%, 3/1/17 | 1,950 | 2,113 |
| Oshkosh, 8.50%, 3/1/20 | 1,950 | 2,133 |

| | | |
|---|---|---|
| Pinafore, VR, 9.00%, 10/1/18 | 918 | 1,014 |
| RBS Global & Rexnord, 8.50%, 5/1/18 | 3,950 | 4,236 |
| Sensata Technologies, 6.50%, 5/15/19 (1) | 4,775 | 4,942 |
| SPX, 6.875%, 9/1/17 | 1,875 | 2,086 |
| Terex, 8.00%, 11/15/17 | 6,675 | 6,975 |
| Terex, 10.875%, 6/1/16 | 150 | 170 |
| | | 55,618 |
| **Metals & Mining 5.5%** | | |
| AK Steel, 7.625%, 5/15/20 | 5,400 | 5,427 |
| Algoma Acquisition, 9.875%, 6/15/15 (1) | 2,400 | 2,178 |
| Alpha Natural Resources, 6.25%, 6/1/21 | 5,150 | 4,995 |
| Alrosa Finance, 7.75%, 11/3/20 (1) | 2,475 | 2,639 |
| ArcelorMittal, 4.50%, 2/25/17 | 6,025 | 6,061 |
| Arch Coal, 7.25%, 6/15/21 (1) | 4,225 | 4,214 |
| Arch Coal, 8.75%, 8/1/16 | 1,600 | 1,760 |
| CONSOL Energy, 8.00%, 4/1/17 | 9,510 | 10,342 |
| CONSOL Energy, 8.25%, 4/1/20 | 5,400 | 5,872 |
| FMG Resources, 7.00%, 11/1/15 (1) | 3,675 | 3,896 |
| FMG Resources, 8.25%, 11/1/19 (1) | 10,400 | 11,440 |
| Foresight Energy, 9.625%, 8/15/17 (1) | 5,625 | 5,998 |
| JMC Steel, 8.25%, 3/15/18 (1) | 6,675 | 6,967 |
| Mirabela Nickel, 8.75%, 4/15/18 (1) | 1,100 | 957 |
| New World Resources, 7.875%, 5/1/18 (EUR) (1) | 1,525 | 2,083 |
| Novelis, 8.75%, 12/15/20 | 4,750 | 5,296 |
| Patriot Coal, 8.25%, 4/30/18 | 4,225 | 3,803 |
| Peabody Energy, 6.00%, 11/15/18 (1) | 4,375 | 4,594 |
| Peabody Energy, 6.25%, 11/15/21 (1) | 4,400 | 4,620 |
| Penn Virginia Resource, 8.25%, 4/15/18 | 4,900 | 5,120 |

| | | |
|---|---|---|
| Ryerson, Zero Coupon , 2/1/15 | 22,375 | 9,286 |
| Ryerson Tull, STEP, 12.00%, 11/1/15 | 3,400 | 3,502 |
| Severstal Columbus, 10.25%, 2/15/18 | 2,825 | 3,100 |
| Steel Dynamics, STEP, 7.75%, 4/15/16 | 3,680 | 3,823 |
| Teck Resources, 10.25%, 5/15/16 | 115 | 133 |
| Thompson Creek Metals, 7.375%, 6/1/18 | 4,450 | 4,228 |
| Tube City IMS, 9.75%, 2/1/15 | 7,325 | 7,526 |
| U.S. Steel, 6.05%, 6/1/17 | 5,325 | 5,471 |
| U.S. Steel, 7.375%, 4/1/20 | 2,075 | 2,163 |
| | | 137,494 |
| **Other Telecommunications 1.9%** | | |
| Cincinnati Bell, 7.00%, 2/15/15 | 800 | 810 |
| EarthLink, 8.875%, 5/15/19 | 2,150 | 2,053 |
| GCI, 6.75%, 6/1/21 | 3,375 | 3,417 |
| Level 3 Communications, 11.875%, 2/1/19 | 2,865 | 3,259 |
| Level 3 Financing, 8.625%, 7/15/20 (1) | 10,300 | 10,970 |
| Level 3 Financing, 8.75%, 2/15/17 | 2,450 | 2,563 |
| Level 3 Financing, 9.375%, 4/1/19 | 3,575 | 3,942 |
| PAETEC Holding, 8.875%, 6/30/17 | 3,075 | 3,359 |
| PAETEC Holding, 9.875%, 12/1/18 | 1,325 | 1,474 |
| Windstream, 7.875%, 11/1/17 | 13,500 | 15,255 |
| | | 47,102 |
| **Petroleum 0.1%** | | |
| Afren, 11.50%, 2/1/16 (1) | 2,125 | 2,274 |
| | | 2,274 |
| **Publishing 0.4%** | | |
| Nielsen Finance, 7.75%, 10/15/18 | 3,632 | 4,040 |

| | | |
|---|---|---|
| Nielsen Finance, 11.50%, 5/1/16 | 1,016 | 1,176 |
| Nielsen Finance, 11.625%, 2/1/14 | 2,651 | 3,085 |
| Trader Corporation, 9.875%, 8/15/18 (1) | 1,575 | 1,410 |
| | | 9,711 |
| **Real Estate Investment Trust Securities 0.8%** | | |
| CB Richard Ellis, 6.625%, 10/15/20 | 2,075 | 2,205 |
| CB Richard Ellis, 11.625%, 6/15/17 | 1,575 | 1,819 |
| Reckson Operating Partnership, 6.00%, 3/31/16 | 291 | 306 |
| Rouse, 6.75%, 5/1/13 (1) | 700 | 719 |
| Rouse, 6.75%, 11/9/15 | 14,392 | 15,076 |
| | | 20,125 |
| **Restaurants 0.9%** | | |
| CKE Restaurants, 11.375%, 7/15/18 | 3,722 | 4,243 |
| DineEquity, 9.50%, 10/30/18 | 7,675 | 8,442 |
| Fiesta Restaurants, 8.875%, 8/15/16 (1) | 3,125 | 3,242 |
| Wendy's / Arby's, 10.00%, 7/15/16 | 4,875 | 5,363 |
| | | 21,290 |
| **Retail 1.3%** | | |
| Academy, 9.25%, 8/1/19 (1) | 6,500 | 6,565 |
| Claire's Stores, 8.875%, 3/15/19 | 1,800 | 1,566 |
| Claire's Stores, PIK, 9.625%, 6/1/15 | 1,389 | 1,163 |
| J.C. Penney, 7.125%, 11/15/23 | 425 | 448 |
| Linens-N-Things, VR, 8.338%, 1/15/14 (4)(6) | 1,100 | 76 |
| Neiman Marcus, 10.375%, 10/15/15 | 575 | 598 |
| QVC, 7.125%, 4/15/17 (1) | 1,325 | 1,424 |
| QVC, 7.50%, 10/1/19 (1) | 6,575 | 7,282 |
| Radio Shack, 6.75%, 5/15/19 | 6,550 | 5,486 |

| | | |
|---|---|---|
| Toys 'R' Us, 7.375%, 10/15/18 | 1,800 | 1,620 |
| Toys 'R' Us Delaware, 7.375%, 9/1/16 (1) | 1,793 | 1,842 |
| Toys 'R' Us Property, 8.50%, 12/1/17 | 2,050 | 2,168 |
| Yankee Acquisition, 8.50%, 2/15/15 | 2,450 | 2,499 |
| | | 32,737 |
| **Satellites 2.4%** | | |
| Hughes Satellite Systems, 6.50%, 6/15/19 | 5,120 | 5,427 |
| Hughes Satellite Systems, 7.625%, 6/15/21 | 6,125 | 6,646 |
| Intelsat Jackson Holdings, 7.25%, 4/1/19 | 1,150 | 1,208 |
| Intelsat Jackson Holdings, 7.25%, 10/15/20 | 2,175 | 2,295 |
| Intelsat Jackson Holdings, 8.50%, 11/1/19 | 5,325 | 5,857 |
| Intelsat Luxembourg, 11.25%, 2/4/17 | 12,800 | 13,184 |
| Intelsat Luxembourg, PIK, 11.50%, 2/4/17 (1) | 5,100 | 5,189 |
| Intelsat Luxembourg, PIK, 11.50%, 2/4/17 | 1,150 | 1,187 |
| Satelites Mexicanos, 9.50%, 5/15/17 | 3,975 | 4,154 |
| Telesat Canada, 11.00%, 11/1/15 | 4,050 | 4,303 |
| Telesat Canada, 12.50%, 11/1/17 | 5,625 | 6,237 |
| Viasat, 6.875%, 6/15/20 (1) | 3,725 | 3,837 |
| Viasat, 8.875%, 9/15/16 | 1,175 | 1,263 |
| | | 60,787 |
| **Services 4.3%** | | |
| Ace Hardware, 9.125%, 6/1/16 (1) | 5,570 | 5,953 |
| Anixter International, 10.00%, 3/15/14 | 1,525 | 1,664 |
| Aramark Holdings, PIK, 8.625%, 5/1/16 (1) | 5,075 | 5,176 |
| Avis Budget Car Rental, 7.625%, 5/15/14 | 689 | 698 |
| Avis Budget Car Rental, 9.625%, 3/15/18 | 4,675 | 5,107 |
| CDW, 8.50%, 4/1/19 | 4,175 | 4,457 |
| CDW, 12.535%, 10/12/17 | 14,875 | 16,214 |

| | | |
|---|---|---|
| CDW, VR, 8.00%, 12/15/18 | 3,100 | 3,360 |
| Dycom Industries, 7.125%, 1/15/21 | 2,650 | 2,713 |
| Fidelity National Information Services, 7.625%, 7/15/17 | 2,100 | 2,289 |
| Fidelity National Information Services, 7.875%, 7/15/20 | 7,780 | 8,752 |
| First Data, 12.625%, 1/15/21 | 14,725 | 15,461 |
| FTI Consulting, 6.75%, 10/1/20 | 500 | 535 |
| FTI Consulting, 7.75%, 10/1/16 | 2,050 | 2,132 |
| Garda World Security, 9.75%, 3/15/17 (1) | 1,100 | 1,169 |
| Interline Brands, 7.00%, 11/15/18 | 1,800 | 1,899 |
| iPayment, 10.25%, 5/15/18 | 4,975 | 4,751 |
| Lender Processing Services, 8.125%, 7/1/16 | 4,545 | 4,738 |
| Mac-Gray, 7.625%, 8/15/15 | 517 | 527 |
| Maxim Crane Works, 12.25%, 4/15/15 (1) | 1,575 | 1,481 |
| ServiceMaster, 8.00%, 2/15/20 (1) | 2,000 | 2,110 |
| UR Financing Escrow, 5.75%, 7/15/18 (1) | 2,650 | 2,710 |
| US Food Service, 8.50%, 6/30/19 (1) | 2,300 | 2,323 |
| West Corporation, 7.875%, 1/15/19 | 5,450 | 5,900 |
| West Corporation, 8.625%, 10/1/18 | 4,450 | 4,884 |
| | | 107,003 |
| **Supermarkets 0.6%** | | |
| Rite Aid, 7.70%, 2/15/27 | 2,550 | 2,219 |
| Rite Aid, 9.25%, 3/15/20 (1) | 5,950 | 6,009 |
| Rite Aid, 9.50%, 6/15/17 | 5,575 | 5,645 |
| | | 13,873 |
| **Transportation 0.4%** | | |
| Aguila 3, 7.875%, 1/31/18 (1) | 1,200 | 1,260 |
| Florida East Coast Railway, 8.125%, 2/1/17 | 1,875 | 1,894 |
| Florida East Coast Railway, PIK, 11.25%, 8/1/17 | 579 | 458 |

| | | |
|---|---|---|
| Kansas City Southern de Mexico, 6.125%, 6/15/21 | 1,475 | 1,608 |
| Kansas City Southern de Mexico, 6.625%, 12/15/20 | 1,000 | 1,110 |
| Kansas City Southern de Mexico, 8.00%, 2/1/18 | 3,725 | 4,162 |
| | | 10,492 |
| **Transportation (Excluding Railroads) 0.4%** | | |
| DP World, 6.85%, 7/2/37 (1) | 2,190 | 2,091 |
| DP World Sukuk, 6.25%, 7/2/17 (1) | 6,920 | 7,266 |
| | | 9,357 |
| **Utilities 2.4%** | | |
| AES, 7.375%, 7/1/21 (1) | 3,550 | 4,047 |
| AES, 9.75%, 4/15/16 | 3,350 | 3,970 |
| Calpine, 7.50%, 2/15/21 (1) | 6,650 | 7,199 |
| Calpine, 7.875%, 7/31/20 (1) | 6,200 | 6,820 |
| Dolphin Subsidiary, 6.50%, 10/15/16 (1) | 3,450 | 3,773 |
| Dolphin Subsidiary, 7.25%, 10/15/21 (1) | 13,725 | 15,578 |
| EDP Finance, 5.375%, 11/2/12 (1) | 1,930 | 1,924 |
| GenOn Energy, 9.50%, 10/15/18 | 7,745 | 7,358 |
| NGC Capital Trust I, 8.316%, 6/1/27 | 5,000 | 1,400 |
| NRG Energy, 7.625%, 1/15/18 | 1,675 | 1,700 |
| PNM Resources, 9.25%, 5/15/15 | 701 | 796 |
| RRI Energy, 7.875%, 6/15/17 | 550 | 510 |
| Texas Competitive Electric, STEP, 10.25%, 11/1/15 | 250 | 67 |
| Tokyo Electric Power, 4.50%, 3/24/14 (EUR) | 4,400 | 5,510 |
| | | 60,652 |
| **Wireless Communications 5.4%** | | |
| Cricket Communications, 7.75%, 5/15/16 | 3,825 | 4,054 |
| Cricket Communications, 7.75%, 10/15/20 | 9,150 | 9,127 |

| | | |
|---|---|---|
| Cricket Communications, 10.00%, 7/15/15 | 2,575 | 2,736 |
| Crown Castle, 9.00%, 1/15/15 | 683 | 752 |
| Digicel, 8.25%, 9/1/17 (1) | 3,075 | 3,290 |
| Digicel, 12.00%, 4/1/14 (1) | 1,350 | 1,522 |
| Digicel Group, 10.50%, 4/15/18 (1) | 2,525 | 2,777 |
| GTP Acquisition Partners, 7.628%, 6/15/41 (1) | 2,525 | 2,474 |
| MetroPCS Wireless, 6.625%, 11/15/20 | 4,275 | 4,382 |
| MetroPCS Wireless, 7.875%, 9/1/18 | 7,925 | 8,490 |
| Nextel Communications, 7.375%, 8/1/15 | 6,625 | 6,559 |
| NII Capital, 7.625%, 4/1/21 | 6,925 | 7,098 |
| NII Capital, 8.875%, 12/15/19 | 2,350 | 2,541 |
| Orange/Matterhom Mobile, 6.75%, 5/15/19 (CHF) (1) | 3,275 | 3,692 |
| Sable International Finance, 7.75%, 2/15/17 (1) | 1,925 | 2,012 |
| Sable International Finance, 8.75%, 2/1/20 (1) | 3,600 | 3,831 |
| SBA Communications, 8.00%, 8/15/16 | 300 | 322 |
| SBA Communications, 8.25%, 8/15/19 | 2,875 | 3,148 |
| Sprint Nextel, 7.00%, 3/1/20 (1) | 6,250 | 6,352 |
| Sprint Nextel, 9.00%, 11/15/18 (1) | 10,250 | 11,429 |
| Sprint Nextel, 9.125%, 3/1/17 (1) | 11,825 | 11,869 |
| Sprint Nextel, 11.50%, 11/15/21 (1) | 2,625 | 2,865 |
| Syniverse, 9.125%, 1/15/19 | 6,505 | 6,928 |
| Trilogy International Partners, 10.25%, 8/15/16 (1) | 1,325 | 1,179 |
| Vimpel Communications, 7.748%, 2/2/21 (1) | 4,725 | 4,724 |
| Vimpelcom Holdings, 7.504%, 3/1/22 (1) | 5,500 | 5,420 |
| Wind Acquisition, 7.25%, 2/15/18 (1) | 4,955 | 4,856 |
| Wind Acquisition, 11.75%, 7/15/17 (1) | 4,800 | 4,932 |
| Wind Acquisition, 11.75%, 7/15/17 (EUR) (1) | 2,275 | 2,948 |
| Wind Acquisition, PIK, 12.25%, 7/15/17 (1) | 2,066 | 1,788 |

| | | |
|---|---|---|
| **Energy 0.1%** | | |
| Anadarko Petroleum | 18 | 1,493 |
| | | 1,493 |
| **Gaming 0.1%** | | |
| Ameristar Casinos | 67 | 1,330 |
| Lakes Entertainment (6) | 69 | 134 |
| | | 1,464 |
| **Textiles & Apparel 0.0%** | | |
| Anvil Holdings (6) | 2 | 6 |
| | | 6 |
| **Utilities 0.1%** | | |
| AES (6) | 147 | 1,988 |
| | | 1,988 |
| Total Common Stocks (Cost $9,010) | | 9,057 |
| **PREFERRED STOCKS 0.5%** | | |
| **Broadcasting 0.0%** | | |
| Spanish Broadcasting, Series B | 1 | 745 |
| | | 745 |
| **Financial 0.5%** | | |
| Ally Financial | 89 | 1,979 |
| Ally Financial (1) | 6 | 4,902 |
| GMAC Capital Trust I | 203 | 4,761 |
| | | 11,642 |
| Total Preferred Stocks (Cost $11,788) | | 12,387 |

| ($000s, except market price) | Notional Amount | Market Value | Upfront Premiums Paid/(Received)** | Unrealized Gain (Loss) |
|---|---|---|---|---|
| **SWAPS 0.0%** | | | | |
| **Credit Default Swaps, Protection Sold 0.0%** | | | | |
| Bank of America, Protection Sold (Relevant Credit: GenOn Energy, 7.875%, 6/15/17 $92.75*), Receive 5.00%, Pay upon credit default, 6/20/16 | 2,000 | (258) | (77) | (181) |
| Bank of America, Protection Sold (Relevant Credit: Markit CDX.NA.HY.17), Receive 5.00% Pay upon credit default, 12/20/16 | 47,530 | (360) | (1,120) | 760 |
| Barclays, Protection Sold (Relevant Credit: Clear Channel Communications, 6.875%, 6/15/18 $62.50*), Receive 5.00%, Pay upon credit default, 3/20/15 | 2,250 | (282) | (183) | (99) |
| Barclays, Protection Sold (Relevant Credit: Community Health Systems, 8.875%, 7/15/15 $104.50*), Receive 5.00%, Pay upon credit default, 9/20/16 | 3,200 | (2) | (250) | 248 |
| Barclays, Protection Sold (Relevant Credit: First Data, 9.875%, 9/24/15, $101.75*), Receive 5.00%, Pay upon credit default, 3/20/15 | 1,900 | (43) | (52) | 9 |
| Barclays, Protection Sold (Relevant Credit: Lucent Technologies, 6.50%, 1/15/28, $75.50*) Receive 5.00%, Pay upon credit default, 6/20/16 | 1,750 | 10 | (5) | 15 |
| Barclays, Protection Sold (Relevant Credit: Univision Communications, 8.50%, 5/15/21 $99.00*), Receive 5.00%, Pay upon credit default, 6/20/16 | 2,000 | (76) | (72) | (4) |
| Citigroup, Protection Sold (Relevant Credit: Tokyo Electric Power, 0.675%, 5/30/13, 1.16*) Receive 1.00%, Pay upon credit default, 6/20/13 (JPY) | 150,000 | (88) | (44) | (44) |
| Citigroup, Protection Sold (Relevant Credit: Tokyo Electric Power, 4.50%, 3/24/14), Receive 1.00% Pay upon credit default, 3/20/14 (JPY) | 100,000 | (95) | (135) | 40 |

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional High Yield Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Institutional Income Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional High Yield Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks high current income and, secondarily, capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Purchased and written options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices. Options on futures contracts are valued at the closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on February 29, 2012:

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

Forward Currency Exchange Contracts
The fund uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements relative to the U.S. dollar. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment.

Options
The fund may use options to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; and/or to adjust portfolio duration and credit exposure. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security and/or currency at a specified exercise price at any time during the period of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange; movements in underlying security values and/or currency values; and for written options, potential losses in excess of the fund’s initial investment. Options are included in net assets at fair value.

Credit Default Swaps
The fund may use swaps in an effort to manage exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; and/or to adjust portfolio duration or credit exposure. Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(s) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price of the underlying credit or, in the case of an index swap, the market value of the contract relative to the notional amount. Therefore, the payment risk increases as the price of the relevant underlying credit, or market value of the index swap, declines due to market valuations of credit quality. The notional amount of protection sold by the fund reflects the maximum potential amount the fund could be required to pay under such contracts. The value of a swap included in net assets is the unrealized gain or loss on the contract plus or minus any unamortized premiums paid or received, respectively. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
The fund may invest, either directly or through its investments in T. Rowe Price institutional funds, in noninvestment-grade debt securities, commonly referred to as “high yield” or “junk” bonds. The noninvestment-grade bond market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in the market’s psychology. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndication of lenders. Bank loans may involve multiple loans with the same borrower under a single credit agreement (each loan, a tranche) and each tranche may have different terms and associated risks. A bank or other financial institution typically acts as the agent and administers a bank loan in accordance with the associated credit agreement. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The fund may buy and sell bank loans in the form of either loan assignments or loan participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer. Although loan assignments continue to be administered by the agent, the buyer acquires direct rights against the borrower. In many cases, a loan assignment requires the consent of both the borrower and the agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments that the seller is entitled to receive from the borrower; however, the seller continues to hold legal title to the loan. As a result, with loan participations, the buyer generally has no right to enforce compliance with the terms of the credit agreement against the borrower and the buyer is subject to the credit risk of both the borrower and the seller. Bank loans often have extended settlement periods, during which the fund is subject to nonperformance by the counterparty. A portion of the fund’s bank loans may require additional principal to be funded at the borrowers’ discretion at a later date (unfunded commitments) and bank loans usually may be repaid at any time at the option of the borrower. The fund reflects both the funded portion of the bank loan as well as any unfunded commitment on the loan in the Portfolio of Investments. At February 29, 2012, the fund’s total unfunded commitments were $3,450,000.

Counterparty Risk and Collateral
The fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with certain over-the-counter (OTC) financial instruments, including swaps, forward currency exchange contracts, TBA purchase commitments, and OTC options (collectively, covered OTC instruments). Subject to certain minimum exposure requirements (which typically range from $100,000 to $500,000), collateral requirements generally are determined and transfers made based on the net aggregate unrealized gain or loss on all OTC instruments covered by a particular collateral agreement with a specified counterparty. Collateral, both pledged by the fund to a counterparty and pledged by a counterparty to the fund, is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies. Securities posted as collateral by the fund to a counterparty are so noted in the accompanying Portfolio of Investments and remain in the fund’s net assets. As of February 29, 2012, securities valued at $1,970,000 had been posted by the fund to counterparties. In accordance with GAAP, cash pledged by counterparties to the fund is included in the fund’s net assets, however; securities pledged by counterparties to the fund are not recorded by the fund. As of February, 29, 2012, no collateral was pledged by counterparties to the fund.

At any point in time, the fund’s risk of loss from counterparty credit risk on covered OTC instruments is the aggregate unrealized gain on appreciated covered OTC instruments in excess of collateral, if any, pledged by the counterparty to the fund. Counterparty risk related to exchange-traded futures and options contracts is minimal because the exchange’s clearinghouse provides protection against counterparty defaults. Generally, for exchange-traded derivatives such as futures and options, each broker, in its sole discretion, may change margin requirements applicable to the fund. In accordance with the terms of the relevant derivatives agreements, counterparties to OTC derivatives may be able to terminate derivative contracts prior to maturity after the occurrence of certain stated events, such as a decline in net assets above a certain percentage or a failure by the fund to perform its obligations under the contract. Upon termination, all transactions would typically be liquidated and a net amount would be owed by or payable to the fund.

NOTE 5 - FEDERAL INCOME TAXES

At February 29, 2012, the cost of investments for federal income tax purposes was $2,395,457,000. Net unrealized gain aggregated $105,745,000 at period-end, of which $124,253,000 related to appreciated investments and $18,508,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND
Unaudited

## Portfolio of Investments ‡

(Amounts in 000s)

| | $ Par/Shares | Value |
|---|---|---|
| **CORPORATE BONDS 24.4%** | | |
| **FINANCIAL INSTITUTIONS 7.8%** | | |
| **Banking 4.8%** | | |
| Akbank, 5.125%, 7/22/15 | 225 | 226 |
| Alfa Bank, 7.875%, 9/25/17 | 200 | 208 |
| Banco Credito del Peru, 5.375%, 9/16/20 (1) | 100 | 102 |
| Banco do Estado do Rio Grande do Sul, 7.375%, 2/2/22 (1) | 200 | 209 |
| Bank of America, 5.75%, 8/15/16 | 70 | 71 |
| Bank of America, 6.50%, 8/1/16 | 385 | 418 |
| Bank of Nova Scotia, 2.55%, 1/12/17 | 220 | 228 |
| Barclays Bank, 5.20%, 7/10/14 | 100 | 106 |
| Barclays Bank, 6.75%, 5/22/19 | 100 | 115 |
| BB&T Capital Trust II, 6.75%, 6/7/36 | 55 | 56 |
| BPCE, 2.375%, 10/4/13 (1) | 130 | 128 |
| Capital One Financial, 2.125%, 7/15/14 | 180 | 181 |
| Citigroup, 4.587%, 12/15/15 | 60 | 64 |
| Citigroup, 5.375%, 8/9/20 | 450 | 490 |
| Citigroup, 5.50%, 10/15/14 | 110 | 118 |
| Fifth Third Bancorp, 3.625%, 1/25/16 | 130 | 137 |
| Fifth Third Bancorp, 6.25%, 5/1/13 | 105 | 111 |
| Fifth Third Bancorp, 8.25%, 3/1/38 | 55 | 71 |
| Goldman Sachs, 3.70%, 8/1/15 | 70 | 71 |
| Goldman Sachs, 6.25%, 2/1/41 | 100 | 103 |
| Goldman Sachs, 6.75%, 10/1/37 | 195 | 194 |
| Goldman Sachs Capital I, 6.345%, 2/15/34 | 242 | 227 |
| HBOS, 6.00%, 11/1/33 (1) | 170 | 124 |
| HSBC Holdings, 5.10%, 4/5/21 | 220 | 242 |
| JPMorgan Chase, 3.40%, 6/24/15 | 155 | 163 |
| JPMorgan Chase, 4.50%, 1/24/22 | 480 | 511 |
| JPMorgan Chase Capital XVIII, 6.95%, 8/1/66 | 25 | 25 |

| | | |
|---|---|---|
| JPMorgan Chase Capital XXII, 6.45%, 1/15/87 | 45 | 45 |
| JPMorgan Chase Capital XXVII, 7.00%, 11/1/39 | 145 | 146 |
| KeyCorp, 3.75%, 8/13/15 | 100 | 105 |
| KeyCorp, 5.10%, 3/24/21 | 50 | 54 |
| Merrill Lynch, 6.875%, 4/25/18 | 165 | 179 |
| Morgan Stanley, 3.45%, 11/2/15 | 120 | 117 |
| Morgan Stanley, 4.00%, 7/24/15 | 645 | 643 |
| Nordea Bank, 4.875%, 5/13/21 (1) | 225 | 219 |
| PNC Financial Services, VR, 6.75%, 7/29/49 | 205 | 216 |
| PNC Funding, 4.375%, 8/11/20 | 220 | 243 |
| PNC Funding, 6.70%, 6/10/19 | 85 | 105 |
| Promsvyazbank, 6.20%, 4/25/14 | 200 | 197 |
| Regions Financial, 5.75%, 6/15/15 | 50 | 51 |
| Royal Bank of Scotland, 3.40%, 8/23/13 | 190 | 193 |
| Standard Bank, 8.125%, 12/2/19 | 200 | 214 |
| Standard Chartered, 3.85%, 4/27/15 (1) | 145 | 150 |
| SunTrust Banks, 3.60%, 4/15/16 | 95 | 98 |
| Turkiye Garanti Bankasi, 6.25%, 4/20/21 | 230 | 233 |
| U.S. Bancorp, 3.442%, 2/1/16 | 230 | 238 |
| USB Capital XIII Trust, 6.625%, 12/15/39 | 60 | 61 |
| Wells Fargo, 4.60%, 4/1/21 | 175 | 193 |
| | | 8,399 |
| **Brokerage 0.2%** | | |
| Ameriprise Financial, 7.30%, 6/28/19 | 130 | 159 |
| Jefferies Group, 3.875%, 11/9/15 | 40 | 38 |
| Jefferies Group, 5.875%, 6/8/14 | 38 | 39 |
| Raymond James Financial, 4.25%, 4/15/16 | 40 | 42 |
| | | 278 |

| | | |
|---|---|---|
| **Finance Companies 1.1%** | | |
| Ally Financial, 6.625%, 5/15/12 | 235 | 237 |
| GATX Corporation, 3.50%, 7/15/16 | 75 | 77 |
| GATX Corporation, 4.85%, 6/1/21 | 125 | 127 |
| GE Capital, 2.10%, 1/7/14 | 635 | 647 |
| GE Capital, 6.875%, 1/10/39 | 215 | 263 |
| International Lease Finance, 6.625%, 11/15/13 | 145 | 150 |
| SLM Corporation, 6.00%, 1/25/17 | 135 | 139 |
| SLM Corporation, 6.25%, 1/25/16 | 135 | 141 |
| SLM Corporation, 8.45%, 6/15/18 | 105 | 116 |
| | | 1,897 |
| **Financial Other 0.1%** | | |
| DTEK Finance, 9.50%, 4/28/15 | 200 | 200 |
| | | 200 |
| **Insurance 1.1%** | | |
| Aflac, 2.65%, 2/15/17 | 25 | 25 |
| American International Group, 4.25%, 9/15/14 | 135 | 140 |
| American International Group, 5.45%, 5/18/17 | 45 | 48 |
| American International Group, 5.85%, 1/16/18 | 45 | 48 |
| Berkshire Hathaway, 3.40%, 1/31/22 | 80 | 82 |
| Berkshire Hathaway Finance, 4.25%, 1/15/21 | 140 | 153 |
| CNA Financial, 5.875%, 8/15/20 | 125 | 135 |
| Lincoln National, 4.85%, 6/24/21 | 110 | 117 |
| MetLife, 4.75%, 2/8/21 | 100 | 111 |
| Principal Financial Group, 6.05%, 10/15/36 | 55 | 59 |
| Principal Financial Group, 8.875%, 5/15/19 | 50 | 64 |
| Provident, 7.00%, 7/15/18 | 90 | 98 |
| Prudential Financial, 4.75%, 9/17/15 | 155 | 170 |

| | | |
|---|---|---|
| **INDUSTRIAL 13.4%** | | |
| **Basic Industry 1.6%** | | |
| Allegheny Technologies, 5.95%, 1/15/21 | 230 | 254 |
| Arcelormittal, 3.75%, 2/25/15 | 45 | 46 |
| Arcelormittal, 3.75%, 8/5/15 | 125 | 127 |
| Arcelomittal, 5.375%, 6/1/13 | 140 | 145 |
| Barrick North America Finance, 5.70%, 5/30/41 | 215 | 254 |
| Celulosa Arauco y Constitucion, 5.00%, 1/21/21 | 91 | 95 |
| Celulosa Arauco y Constitucion, 5.125%, 7/9/13 | 105 | 109 |
| Dow Chemical, 2.50%, 2/15/16 | 280 | 289 |
| Ecolab, 3.00%, 12/8/16 | 185 | 195 |
| International Paper, 4.75%, 2/15/22 | 150 | 164 |
| Newcrest Finance, 4.45%, 11/15/21 (1) | 155 | 160 |
| PT Adaro Indonesia, 7.625%, 10/22/19 | 100 | 112 |
| Rio Tinto Finance, 4.125%, 5/20/21 | 135 | 147 |
| TMK Capital, 7.75%, 1/27/18 | 200 | 194 |
| Vale Overseas, 4.375%, 1/11/22 | 280 | 292 |
| Yasar Holdings, 9.625%, 10/7/15 | 200 | 201 |
| | | 2,784 |
| **Capital Goods 0.8%** | | |
| Casella Waste, 11.00%, 7/15/14 | 200 | 216 |
| CEMEX Finance, 9.50%, 12/14/16 | 100 | 99 |
| Holcim, 6.00%, 12/30/19 (1) | 95 | 99 |
| L-3 Communications, 4.75%, 7/15/20 | 180 | 187 |
| Odebrecht Finance, 6.00%, 4/5/23 (1) | 200 | 206 |
| Republic Services, 5.70%, 5/15/41 | 190 | 225 |
| Roper Industries, 6.25%, 9/1/19 | 145 | 172 |

| | | |
|---|---|---|
| Votorantim Cimentos, 7.25%, 4/5/41 (1) | 200 | 202 |
| | | 1,406 |
| **Communications 3.0%** | | |
| America Movil, 2.375%, 9/8/16 | 200 | 205 |
| America Movil, 5.625%, 11/15/17 | 115 | 136 |
| American Tower, 5.05%, 9/1/20 | 125 | 130 |
| American Tower, 5.90%, 11/1/21 | 65 | 72 |
| American Tower, 7.25%, 5/15/19 | 61 | 70 |
| American Tower Trust, 5.957%, 4/15/37 (1) | 75 | 80 |
| AT&T, 5.55%, 8/15/41 | 125 | 146 |
| AT&T, 6.45%, 6/15/34 | 115 | 140 |
| British Sky Broadcasting, 6.10%, 2/15/18 (1) | 170 | 199 |
| CC Holdings, 7.75%, 5/1/17 (1) | 40 | 44 |
| Comcast, 6.95%, 8/15/37 | 145 | 190 |
| Cox Communications, 8.375%, 3/1/39 (1) | 125 | 175 |
| Crown Castle Towers, 6.113%, 1/15/40 (1) | 198 | 224 |
| Digicel, 12.00%, 4/1/14 (1) | 200 | 226 |
| Digicel Group, 10.50%, 4/15/18 (1) | 100 | 110 |
| DirecTV Holdings, 3.55%, 3/15/15 | 50 | 53 |
| DirecTV Holdings, 5.875%, 10/1/19 | 135 | 157 |
| Grupo Televisa, 6.625%, 1/15/40 | 100 | 119 |
| GTP Acquisition Partners, 4.347%, 6/15/41 (1) | 55 | 57 |
| Interpublic Group of Companies, 4.00%, 3/15/22 | 70 | 70 |
| Interpublic Group of Companies, 10.00%, 7/15/17 | 135 | 155 |
| NBC Universal, 5.15%, 4/30/20 | 430 | 497 |
| News America, 4.50%, 2/15/21 | 80 | 86 |
| News America, 6.15%, 3/1/37 | 115 | 132 |
| News America, 6.40%, 12/15/35 | 160 | 186 |
| NII Capital, 8.875%, 12/15/19 | 17 | 18 |

| | | |
|---|---|---|
| NII Capital, 10.00%, 8/15/16 | 76 | 87 |
| Omnicom Group, 4.45%, 8/15/20 | 90 | 98 |
| Omnicom Group, 6.25%, 7/15/19 | 180 | 211 |
| Satelites Mexicanos, 9.50%, 5/15/17 | 225 | 235 |
| Telecom Italia Capital, 5.25%, 11/15/13 | 155 | 158 |
| Telecom Italia Capital, 6.175%, 6/18/14 | 110 | 114 |
| Telefonica Emisiones, 3.992%, 2/16/16 | 130 | 131 |
| Telefonica Emisiones, 5.877%, 7/15/19 | 60 | 63 |
| Time Warner Cable, 5.50%, 9/1/41 | 225 | 248 |
| VimpelCom, 7.748%, 2/2/21 | 200 | 200 |
| WPP Finance, 4.75%, 11/21/21 (1) | 40 | 42 |
| | | 5,264 |
| **Consumer Cyclical 1.3%** | | |
| Advance Auto Parts, 5.75%, 5/1/20 | 110 | 125 |
| Banque PSA Finance, 4.375%, 4/4/16 (1) | 160 | 155 |
| Central China Real Estate, 12.25%, 10/20/15 | 100 | 102 |
| Corporacion Geo, 9.25%, 6/30/20 | 100 | 103 |
| Country Garden Holdings, 11.25%, 4/22/17 (1) | 100 | 102 |
| Goodyear Tire & Rubber, 10.50%, 5/15/16 | 205 | 225 |
| Hyatt Hotels, 3.875%, 8/15/16 | 210 | 218 |
| Hyatt Hotels, 5.75%, 8/15/15 (1) | 90 | 99 |
| Kohl's, 4.00%, 11/1/21 | 65 | 68 |
| KWG Property Holding, 12.75%, 3/30/16 | 200 | 192 |
| Macy's, 5.35%, 3/15/12 | 55 | 55 |
| Marriott International, 3.00%, 3/1/19 | 25 | 25 |
| MCE Finance, 10.25%, 5/15/18 | 100 | 112 |
| O'Reilly Automotive, 4.875%, 1/14/21 | 205 | 221 |
| RCI Banque, 4.60%, 4/12/16 (1) | 145 | 142 |
| Time Warner, 6.875%, 6/15/18 | 200 | 248 |

| | | |
|---|---|---|
| Wesfarmers, 2.983%, 5/18/16 (1) | 100 | 102 |
| | | 2,294 |
| **Consumer Non-Cyclical 2.5%** | | |
| Acco Brands, 10.625%, 3/15/15 | 205 | 227 |
| Altria, 4.125%, 9/11/15 | 245 | 268 |
| Altria, 4.75%, 5/5/21 | 210 | 231 |
| Altria, 9.25%, 8/6/19 | 35 | 48 |
| AmerisourceBergen, 3.50%, 11/15/21 | 55 | 57 |
| Amgen, 2.50%, 11/15/16 | 95 | 98 |
| Aristotle Holding, 3.90%, 2/15/22 (1) | 90 | 92 |
| Avangardco Investments, 10.00%, 10/29/15 | 150 | 115 |
| BFF International, Brasil Foods, 7.25%, 1/28/20 | 200 | 225 |
| Biomet, 10.00%, 10/15/17 | 205 | 223 |
| Biomet, PIK, 10.375%, 10/15/17 | 210 | 228 |
| Boston Scientific, 4.50%, 1/15/15 | 120 | 129 |
| Bunge Finance, 5.90%, 4/1/17 | 120 | 132 |
| Bunge Limited Finance, 4.10%, 3/15/16 | 55 | 57 |
| Cardinal Health, 4.625%, 12/15/20 | 125 | 137 |
| Controladora Mabe, 7.875%, 10/28/19 (1) | 100 | 108 |
| Delhaize Group, 6.50%, 6/15/17 | 150 | 175 |
| Dr Pepper Snapple Group, 3.20%, 11/15/21 | 65 | 66 |
| Easton-Bell Sports, 9.75%, 12/1/16 | 200 | 222 |
| Express Scripts, 3.125%, 5/15/16 | 125 | 129 |
| Express Scripts, 6.25%, 6/15/14 | 70 | 77 |
| Gilead Sciences, 3.05%, 12/1/16 | 55 | 58 |
| HCA, 9.875%, 2/15/17 | 205 | 226 |
| Kroger, 5.40%, 7/15/40 | 95 | 104 |
| Life Technologies, 3.50%, 1/15/16 | 135 | 137 |
| Life Technologies, 4.40%, 3/1/15 | 115 | 121 |

| | | |
|---|---|---|
| Medco Health Solutions, 2.75%, 9/15/15 | 60 | 61 |
| Minerva Luxembourg, 12.25%, 2/10/22 (1) | 200 | 210 |
| Pernod-Ricard, 4.45%, 1/15/22 (1) | 150 | 155 |
| Philip Morris International, 4.375%, 11/15/41 | 95 | 97 |
| Reynolds American, 7.625%, 6/1/16 | 40 | 48 |
| Safeway, 3.40%, 12/1/16 | 105 | 109 |
| | | 4,370 |
| **Energy 2.4%** | | |
| Afren, 11.50%, 2/1/16 | 200 | 214 |
| Apache, 5.10%, 9/1/40 | 215 | 250 |
| BP Capital Markets, 3.125%, 10/1/15 | 130 | 139 |
| Canadian Natural Resources, 6.25%, 3/15/38 | 165 | 212 |
| Diamond Offshore Drilling, 5.875%, 5/1/19 | 25 | 29 |
| Ensco, 3.25%, 3/15/16 | 185 | 193 |
| Hess, 6.00%, 1/15/40 | 80 | 96 |
| Hess, 7.875%, 10/1/29 | 80 | 111 |
| Hess, 8.125%, 2/15/19 | 45 | 59 |
| Marathon Oil, 5.90%, 3/15/18 | 90 | 106 |
| Marathon Oil, 6.00%, 10/1/17 | 75 | 89 |
| Marathon Oil, 6.60%, 10/1/37 | 30 | 38 |
| Nabors Industries, 4.625%, 9/15/21 | 160 | 168 |
| Nabors Industries, 9.25%, 1/15/19 | 175 | 225 |
| Noble Energy, 6.00%, 3/1/41 | 130 | 155 |
| Noble Holding International, 5.25%, 3/15/42 | 200 | 205 |
| Pacific Rubiales Energy, 7.25%, 12/12/21 | 100 | 110 |
| Penn Virginia, 10.375%, 6/15/16 | 100 | 99 |
| Petrohawk Energy, 7.25%, 8/15/18 | 85 | 97 |
| Petrohawk Energy, 10.50%, 8/1/14 | 195 | 217 |
| Reliance Holdings, 4.50%, 10/19/20 (1) | 250 | 244 |

| | | |
|---|---|---|
| **Transportation 0.7%** | | |
| BAA Funding, 4.875%, 7/15/23 (1) | 200 | 202 |
| Burlington Northern Santa Fe, 5.05%, 3/1/41 | 130 | 145 |
| Burlington Northern Santa Fe, 5.40%, 6/1/41 | 115 | 134 |
| Canadian National Railway, 2.85%, 12/15/21 | 45 | 46 |
| Continental Airlines, 4.75%, 7/12/22 | 49 | 52 |
| Continental Airlines, 7.25%, 5/10/21 | 37 | 41 |
| Delta Air Lines, 5.30%, 10/15/20 | 30 | 32 |
| Delta Air Lines, 7.75%, 6/17/21 | 39 | 44 |
| Delta Air Lines, ETC, 4.95%, 5/23/19 | 43 | 45 |
| ERAC USA Finance, 4.50%, 8/16/21 (1) | 75 | 79 |
| ERAC USA Finance, 5.25%, 10/1/20 (1) | 110 | 120 |
| Southwest Airlines, 5.125%, 3/1/17 | 135 | 146 |
| Union Pacific, 4.75%, 9/15/41 | 160 | 175 |
| | | 1,261 |
| Total Industrial | | 23,470 |
| **UTILITY 3.2%** | | |
| **Electric 1.5%** | | |
| Appalachian Power, 6.375%, 4/1/36 | 40 | 49 |
| Black Hills, 6.50%, 5/15/13 | 55 | 58 |
| Constellation Energy, 5.15%, 12/1/20 | 165 | 185 |
| Consumers Energy, 6.00%, 2/15/14 | 110 | 120 |
| EDP Finance, 5.375%, 11/2/12 (1) | 105 | 105 |
| Enel Finance International, 5.125%, 10/7/19 (1) | 230 | 224 |
| Exelon Generation, 6.25%, 10/1/39 | 85 | 104 |
| FirstEnergy, 7.375%, 11/15/31 | 65 | 82 |
| FirstEnergy Solutions, 4.80%, 2/15/15 | 105 | 114 |
| Georgia Power, 4.75%, 9/1/40 | 160 | 174 |

| | | |
|---|---|---|
| Iberdrola Finance Ireland, 3.80%, 9/11/14 (1) | 110 | 112 |
| LG&E and KU Energy, 2.125%, 11/15/15 | 125 | 125 |
| Massachusetts Electric, 5.90%, 11/15/39 (1) | 100 | 122 |
| Monongahela Power, 5.70%, 3/15/17 (1) | 75 | 86 |
| Nevada Power, 6.65%, 4/1/36 | 100 | 135 |
| Nevada Power, 6.75%, 7/1/37 | 40 | 53 |
| Oncor Electric Delivery, 4.55%, 12/1/41 (1) | 90 | 90 |
| Pennsylvania Electric, 6.15%, 10/1/38 | 70 | 84 |
| PPL WEM Holdings, 3.90%, 5/1/16 (1) | 170 | 176 |
| Progress Energy, 7.05%, 3/15/19 | 50 | 63 |
| Public Service Company of Oklahoma, 5.15%, 12/1/19 | 50 | 57 |
| San Diego Gas & Electric, 5.35%, 5/15/40 | 45 | 56 |
| Tampa Electric, 6.15%, 5/15/37 | 75 | 94 |
| TECO Finance, 5.15%, 3/15/20 | 100 | 112 |
| Westar Energy, 5.10%, 7/15/20 | 25 | 29 |
| | | 2,609 |
| **Natural Gas 1.7%** | | |
| AGL Capital, 5.25%, 8/15/19 | 50 | 58 |
| Boardwalk Pipelines, 5.50%, 2/1/17 | 60 | 66 |
| Buckeye Partners, 4.875%, 2/1/21 | 115 | 121 |
| Buckeye Partners, 5.50%, 8/15/19 | 70 | 76 |
| Buckeye Partners, 6.05%, 1/15/18 | 45 | 51 |
| CenterPoint Energy, 5.85%, 1/15/41 | 40 | 46 |
| El Paso Natural Gas, 5.95%, 4/15/17 | 20 | 22 |
| Enbridge Energy Partners, 5.20%, 3/15/20 | 30 | 34 |
| Enbridge Energy Partners, 5.50%, 9/15/40 | 80 | 90 |
| Energy Transfer Partners, 5.20%, 2/1/22 | 85 | 91 |
| ENN Energy Holdings, 6.00%, 5/13/21 | 200 | 192 |
| Enogex, 6.25%, 3/15/20 (1) | 50 | 56 |

| | | |
|---|---|---|
| Enterprise Products Operations, 3.20%, 2/1/16 | 155 | 163 |
| Enterprise Products Operations, 5.95%, 2/1/41 | 85 | 99 |
| Enterprise Products Operations, 7.55%, 4/15/38 | 85 | 113 |
| EQT, 4.875%, 11/15/21 | 215 | 221 |
| Kinder Morgan Energy Partners, 4.15%, 3/1/22 | 40 | 42 |
| Kinder Morgan Finance, 5.70%, 1/5/16 | 65 | 69 |
| Magellan Midstream Partners, 4.25%, 2/1/21 | 20 | 21 |
| Magellan Midstream Partners, 6.55%, 7/15/19 | 45 | 54 |
| NiSource Finance, 5.95%, 6/15/41 | 155 | 174 |
| NiSource Finance, 6.25%, 12/15/40 | 50 | 58 |
| NuStar Logistics, 4.80%, 9/1/20 | 115 | 118 |
| ONEOK, 4.25%, 2/1/22 | 125 | 129 |
| Plains All American Pipeline, 5.75%, 1/15/20 | 95 | 111 |
| Plains All American Pipeline, 6.50%, 5/1/18 | 55 | 66 |
| Regency Energy Partners, 9.375%, 6/1/16 | 200 | 221 |
| Southeast Supply Header, 4.85%, 8/15/14 (1) | 100 | 105 |
| Southern Natural Gas, 5.90%, 4/1/17 (1) | 20 | 23 |
| Williams Partners, 4.125%, 11/15/20 | 105 | 111 |
| Williams Partners, 6.30%, 4/15/40 | 155 | 194 |
| | | 2,995 |
| Total Utility | | 5,604 |
| Total Corporate Bonds (Cost $40,429) | | 42,759 |
| **ASSET-BACKED SECURITIES 3.1%** | | |
| **Car Loan 1.0%** | | |
| Ally Auto Receivables Trust Series 2009-B, Class C 4.06%, 5/16/16 (1) | 300 | 313 |

| | | |
|---|---|---|
| AmeriCredit Automobile Receivables Trust<br>Series 2010-1, Class C<br>5.19%, 8/17/15 | 100 | 106 |
| AmeriCredit Automobile Receivables Trust<br>Series 2010-2, Class B<br>2.73%, 3/9/15 | 183 | 185 |
| AmeriCredit Automobile Receivables Trust<br>Series 2011-2, Class B<br>2.33%, 3/8/16 | 240 | 243 |
| AmeriCredit Automobile Receivables Trust<br>Series 2012-1, Class C<br>2.67%, 1/8/18 | 20 | 20 |
| Ford Credit Floorplan Master Owner Trust<br>Series 2010-3, Class C<br>4.99%, 2/15/17 (1) | 215 | 232 |
| Huntington Auto Trust<br>Series 2011-1A, Class C<br>2.53%, 3/15/17 (1) | 145 | 148 |
| Navistar Financial Owner Trust<br>Series 2010-A, Class B<br>4.17%, 10/20/14 (1) | 245 | 245 |
| Smart Trust Australia<br>Series 2011-1USA, Class A3A<br>1.77%, 10/14/14 (1) | 185 | 186 |
| Smart Trust Australia<br>Series 2011-2USA, Class A3A<br>1.54%, 3/14/15 (1) | 120 | 119 |
| | | 1,797 |
| **Credit Card 0.9%** | | |
| Cabela's Credit Card Master Trust<br>Series 2011-2A, Class A1<br>2.39%, 6/17/19 (1) | 250 | 260 |
| GE Capital Credit Card Master Note Trust<br>Series 2012-2, Class A<br>2.22%, 1/15/22 | 420 | 421 |
| World Financial Network Credit Card Master Trust<br>Series 2009-B, Class A<br>3.79%, 5/15/16 | 635 | 642 |

| | | |
|---|---|---|
| Nordstrom Private Label Credit Card Master Trust<br>Series 2011-1A, Class A<br>2.28%, 11/15/19 (1) | 415 | 422 |
| | | 824 |
| **Residential Mortgage 0.5%** | | |
| Fosse Master Issuer<br>Series 2011-1A, Class A2, CMO, ARM<br>1.965%, 10/18/54 (1) | 200 | 200 |
| Holmes Master Issuer<br>Series 2011-3A, Class A2, CMO, ARM<br>2.117%, 10/21/54 (1) | 250 | 251 |
| Holmes Master Issuer<br>Series 2012-1A, Class A2, CMO, ARM<br>2.165%, 10/15/54 (1) | 250 | 251 |
| Silverstone Master Issuer<br>Series 2011-1A, Class 1A, VR<br>2.111%, 1/21/55 (1) | 250 | 251 |
| Total Residential Mortgage | | 953 |
| Total Asset-Backed Securities (Cost $5,477) | | 5,464 |
| **NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 4.7%** | | |
| **Collateralized Mortgage Obligations 0.3%** | | |
| Adjustable Rate Mortgage Trust<br>Series 2005-8, Class 7A31, CMO, ARM<br>0.484%, 11/25/35 | 46 | 43 |
| Banc of America Mortgage Securities<br>Series 2004-A, Class 2A2, CMO, ARM<br>2.927%, 2/25/34 | 9 | 8 |
| Banc of America Mortgage Securities<br>Series 2004-H, Class 2A2, CMO, ARM<br>2.758%, 9/25/34 | 6 | 5 |
| Banc of America Mortgage Securities<br>Series 2004-I, Class 3A2, CMO, ARM<br>2.756%, 10/25/34 | 3 | 3 |

| | | |
|---|---|---|
| Banc of America Mortgage Securities<br>Series 2005-J, Class 2A1, CMO, ARM<br>2.756%, 11/25/35 | 73 | 56 |
| Banc of America Mortgage Securities<br>Series 2005-J, Class 3A1, CMO, ARM<br>5.241%, 11/25/35 | 87 | 80 |
| Bank of America Funding<br>Series 2005-A, Class 5A1, CMO, ARM<br>0.546%, 2/20/35 | 33 | 26 |
| Bank of America Funding<br>Series 2005-B, Class 2A1, CMO, ARM<br>2.954%, 4/20/35 | 173 | 127 |
| Credit Suisse Mortgage Capital Certificates<br>Series 2010-1R, Class 12A1, CMO, ARM<br>3.241%, 3/27/36 (1) | 24 | 24 |
| Credit Suisse Mortgage Capital Certificates<br>Series 2010-1R, Class 42A1, CMO<br>5.00%, 10/27/36 (1) | 24 | 24 |
| Merrill Lynch Mortgage Investors<br>Series 2005-WMC1, Class M1, CMO, VR<br>0.994%, 9/25/35 | 69 | 66 |
| WaMu Mortgage PTC<br>Series 2005-AR12, Class 2A1, CMO, ARM<br>4.83%, 9/25/35 | 21 | 19 |
| WaMu Mortgage PTC<br>Series 2006-AR4, Class 1A1A, CMO, ARM<br>1.122%, 5/25/46 | 82 | 63 |
| Wells Fargo Mortgage Backed Securities Trust<br>Series 2003-O, Class 5A1, CMO, ARM<br>4.888%, 1/25/34 | 35 | 34 |
| Wells Fargo Mortgage Backed Securities Trust<br>Series 2005-AR2, Class 2A2, CMO, ARM<br>2.619%, 3/25/35 | 30 | 27 |
| | | 605 |
| **Commercial Mortgage Backed Securities 4.4%** | | |
| Banc of America Commercial Mortgage<br>Series 2005-3, Class A2<br>4.501%, 7/10/43 | 141 | 141 |

| | | |
|---|---|---|
| Banc of America Commercial Mortgage<br>Series 2008-1, Class A4, VR<br>6.212%, 2/10/51 | 525 | 614 |
| Bear Stearns Commercial Mortgage Securities<br>Series 2002-TOP8, Class A2<br>4.83%, 8/15/38 | 23 | 23 |
| Bear Stearns Commercial Mortgage Securities<br>Series 2005-PWR9, Class AAB<br>4.804%, 9/11/42 | 76 | 79 |
| Bear Stearns Commercial Mortgage Securities<br>Series 2006-PW12, Class AAB<br>5.694%, 9/11/38 | 282 | 302 |
| Bear Stearns Commercial Mortgage Securities<br>Series 2006-PW13, Class A4, VR<br>5.54%, 9/11/41 | 268 | 304 |
| Bear Stearns Commercial Mortgage Securities<br>Series 2007-PW15, Class AAB<br>5.315%, 2/11/44 | 90 | 95 |
| Bear Stearns Commercial Mortgage Securities<br>Series 2007-PW17, Class A4, VR<br>5.694%, 6/11/50 | 95 | 109 |
| Citigroup/Deutsche Bank Commercial Mortgage<br>Series 2006-CD3, Class AAB<br>5.608%, 10/15/48 | 25 | 26 |
| Citigroup/Deutsche Bank Commercial Mortgage Trust<br>Series 2005-CD1, Class ASB, VR<br>5.226%, 7/15/44 | 250 | 262 |
| Commercial Mortgage Loan Trust<br>Series 2008-LS1, Class A4B, VR<br>6.008%, 12/10/49 | 120 | 137 |
| DBUBS Mortgage Trust<br>Series 2011-LC3A, Class A2<br>3.642%, 8/10/44 | 295 | 315 |
| GMAC Commercial Mortgage Securities<br>Series 2001-C2, Class A2<br>6.70%, 4/15/34 | — | — |
| Greenwich Capital Commercial Funding<br>Series 2005-GG3, Class A3<br>4.569%, 8/10/42 | 350 | 358 |

| | | |
|---|---|---|
| Greenwich Capital Commercial Funding<br>Series 2005-GG3, Class AAB<br>4.619%, 8/10/42 | 43 | 44 |
| JPMorgan Chase Commercial Mortgage Securities<br>Series 2005-LDP4, Class ASB, VR<br>4.824%, 10/15/42 | 148 | 155 |
| JPMorgan Chase Commercial Mortgage Securities<br>Series 2005-LDP5, Class A4, VR<br>5.206%, 12/15/44 | 300 | 336 |
| JPMorgan Chase Commercial Mortgage Securities<br>Series 2006-CB14, Class A4, VR<br>5.481%, 12/12/44 | 125 | 139 |
| JPMorgan Chase Commercial Mortgage Securities<br>Series 2006-LDP9, Class A3<br>5.336%, 5/15/47 | 375 | 414 |
| JPMorgan Chase Commercial Mortgage Securities<br>Series 2007-C1, Class A4<br>5.716%, 2/15/51 | 520 | 583 |
| JPMorgan Chase Commercial Mortgage Securities<br>Series 2011-C3A, Class B, VR<br>5.013%, 2/15/46 (1) | 110 | 109 |
| LB-UBS Commercial Mortgage Trust<br>Series 2006-C7, Class A3<br>5.347%, 11/15/38 | 125 | 141 |
| LB-UBS Commercial Mortgage Trust<br>Series 2007-C2, Class A3<br>5.43%, 2/15/40 | 730 | 811 |
| Merrill Lynch Mortgage Trust<br>Series 2007-C1, Class A4, VR<br>5.837%, 6/12/50 | 540 | 608 |
| Morgan Stanley Capital I<br>Series 2007-HQ11, Class A4, VR<br>5.447%, 2/12/44 | 305 | 344 |
| Morgan Stanley Capital I<br>Series 2007-IQ14, Class A4, VR<br>5.692%, 4/15/49 | 690 | 756 |
| Morgan Stanley Capital I<br>Series 2008-T29, Class A4, VR<br>6.279%, 1/11/43 | 182 | 217 |

| | | |
|---|---|---|
| WF-RBS Commercial Mortgage Trust<br>Series 2011-C2, Class B, VR<br>5.174%, 2/15/44 (1) | 235 | 241 |
| | | 7,663 |
| Total Non-U.S. Government Mortgage-Backed Securities (Cost $7,480) | | 8,268 |

**U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 35.3%**

**U.S. Government Agency Obligations 33.9% (2)**

| | | |
|---|---|---|
| Federal Home Loan Mortgage | | |
| 3.50%, 11/1/41 | 675 | 697 |
| 4.00%, 10/1/40 - 11/1/41 | 1,464 | 1,539 |
| 4.50%, 1/1/19 - 5/1/41 | 1,428 | 1,519 |
| 5.00%, 10/1/18 - 8/1/40 | 1,455 | 1,570 |
| 5.50%, 3/1/18 - 12/1/39 | 490 | 532 |
| 6.00%, 4/1/13 - 8/1/38 | 264 | 288 |
| 6.50%, 6/1/24 - 5/1/35 | 112 | 128 |
| 7.00%, 2/1/24 - 6/1/32 | 3 | 3 |
| Federal Home Loan Mortgage, ARM | | |
| 2.37%, 1/1/36 | 77 | 81 |
| 2.472%, 11/1/34 | 16 | 17 |
| 2.476%, 7/1/35 | 4 | 4 |
| 2.535%, 9/1/32 | — | 1 |
| 2.676%, 2/1/35 | 8 | 8 |
| 2.705%, 1/1/37 | 9 | 9 |
| 2.802%, 2/1/37 | 33 | 35 |
| 4.986%, 11/1/35 | 13 | 14 |
| 5.06%, 3/1/36 | 52 | 55 |
| 5.424%, 1/1/36 | 8 | 8 |
| 5.939%, 12/1/36 | 11 | 12 |

| | | |
|---|---|---|
| 5.979%, 10/1/36 | 21 | 23 |
| 6.071%, 11/1/36 | 21 | 23 |
| 6.088%, 10/1/36 | 44 | 48 |
| 6.245%, 8/1/36 | 23 | 25 |
| Federal Home Loan Mortgage, CMO, 5.50%, 8/15/16 | 60 | 63 |
| Federal Home Loan Mortgage, CMO, Principal Only, 8/1/28 | 1 | 1 |
| Federal National Mortgage Assn. | | |
| 3.50%, 2/1/26 - 12/1/41 | 858 | 892 |
| 4.00%, 8/1/25 - 2/1/42 | 6,928 | 7,314 |
| 4.50%, 4/1/19 - 12/1/41 | 10,344 | 11,045 |
| 5.00%, 12/1/20 - 8/1/40 | 8,723 | 9,456 |
| 5.50%, 1/1/17 - 7/1/41 | 8,545 | 9,345 |
| 6.00%, 3/1/21 - 1/1/39 | 7,891 | 8,711 |
| 6.50%, 7/1/17 - 11/1/37 | 1,139 | 1,288 |
| 7.00%, 3/1/29 - 7/1/37 | 13 | 15 |
| 7.50%, 6/1/28 | — | — |
| Federal National Mortgage Assn., ARM | | |
| 2.343%, 7/1/35 | 4 | 4 |
| 2.418%, 11/1/35 | 30 | 32 |
| 2.49%, 8/1/36 | 51 | 54 |
| 2.776%, 1/1/37 | 47 | 50 |
| 2.896%, 12/1/36 | 21 | 23 |
| 5.249%, 12/1/35 | 14 | 15 |
| 5.268%, 12/1/35 | 17 | 18 |
| 5.298%, 12/1/35 | 5 | 5 |
| 5.445%, 12/1/35 | 21 | 23 |
| 5.49%, 9/1/37 | 13 | 14 |
| 5.73%, 9/1/37 | 29 | 31 |
| 5.78%, 11/1/37 | 97 | 104 |

| | | |
|---|---|---|
| **U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 13.2%** | | |
| **U.S. Government Agency Obligations 0.1% (2)** | | |
| Federal National Mortgage Assn., 4.875%, 12/15/16 | 125 | 148 |
| | | 148 |
| **U.S. Treasury Obligations 13.1%** | | |
| U.S. Treasury Bonds, 4.625%, 2/15/40 | 4,670 | 6,089 |
| U.S. Treasury Bonds, 6.75%, 8/15/26 | 1,855 | 2,819 |
| U.S. Treasury Notes, 1.25%, 3/15/14 | 680 | 693 |
| U.S. Treasury Notes, 1.75%, 8/15/12 | 1,655 | 1,667 |
| U.S. Treasury Notes, 2.125%, 8/15/21 | 4,320 | 4,405 |
| U.S. Treasury Notes, 2.625%, 7/31/14 | 435 | 459 |
| U.S. Treasury Notes, 2.625%, 4/30/16 | 5,885 | 6,349 |
| U.S. Treasury Notes, 2.625%, 8/15/20 | 260 | 279 |
| U.S. Treasury Notes, 2.75%, 2/15/19 | 200 | 218 |
| | | 22,978 |
| Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $22,018) | | 23,126 |
| **FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 3.7%** | | |
| **Owned No Guarantee 1.5%** | | |
| Banco del Estado, 3.875%, 2/8/22 (1) | 150 | 149 |
| Centrais Electricas Brasileiras, 5.75%, 10/27/21 (1) | 215 | 235 |
| DP World, 6.85%, 7/2/37 | 200 | 191 |
| Electricite de France, 4.60%, 1/27/20 (1) | 200 | 212 |
| Electricite de France, 6.95%, 1/26/39 (1) | 80 | 100 |
| Gaz Capital, 4.95%, 5/23/16 (1) | 225 | 236 |
| Kazakhstan Temir Zholy, 6.375%, 10/6/20 | 200 | 219 |

| | | |
|---|---|---|
| Korea Hydro & Nuclear Power, 3.125%, 9/16/15 (1) | 110 | 111 |
| Pemex Project Funding Master Trust, 6.625%, 6/15/35 | 75 | 86 |
| Petrobras International Finance, 5.75%, 1/20/20 | 250 | 276 |
| Petrobras International Finance, 5.875%, 3/1/18 | 230 | 257 |
| Petroleos Mexicanos, 4.875%, 1/24/22 (1) | 320 | 336 |
| Petroleos Mexicanos, 6.50%, 6/2/41 | 175 | 199 |
| Swedish Export Credit, 5.125%, 3/1/17 | 115 | 130 |
| | | 2,737 |
| **Sovereign 0.6%** | | |
| Government of Bermuda, 5.603%, 7/20/20 (1) | 100 | 113 |
| Republic of Brazil, 5.625%, 1/7/41 | 100 | 118 |
| Republic of Chile, 3.875%, 8/5/20 | 100 | 109 |
| Republic of Peru, 7.125%, 3/30/19 | 200 | 254 |
| Republic of Poland, 3.875%, 7/16/15 | 105 | 111 |
| Republic of South Africa, 5.50%, 3/9/20 | 155 | 177 |
| Republic of South Africa, 6.50%, 6/2/14 | 80 | 89 |
| United Mexican States, 6.375%, 1/16/13 | 95 | 99 |
| | | 1,070 |
| **Treasuries 1.6%** | | |
| Brazil Notas do Tesouro Nacional, 6.00%, 5/15/15 (BRL) | 124 | 159 |
| Brazil Notas do Tesouro Nacional, 6.00%, 5/15/17 (BRL) | 499 | 647 |
| Brazil Notas do Tesouro Nacional, 6.00%, 8/15/20 (BRL) | 340 | 446 |
| Brazil Notas do Tesouro Nacional, 6.00%, 5/15/45 (BRL) | 65 | 88 |
| United Mexican States, 8.50%, 12/13/18 (MXN) | 7,060 | 639 |
| United Mexican States, 8.50%, 11/18/38 (MXN) | 8,375 | 718 |
| | | 2,697 |
| Total Foreign Government Obligations & Municipalities (Cost $6,191) | | 6,504 |

| | | |
|---|---|---|
| **Kansas 0.0%** | | |
| Kansas Dev. Fin. Auth., Public Employee Retirement 5.501%, 5/1/34 (3) | 15 | 16 |
| | | 16 |
| **Maryland 0.1%** | | |
| Maryland Transportation Auth., Build America, 5.888%, 7/1/43 | 80 | 102 |
| | | 102 |
| **Massachusetts 0.1%** | | |
| Massachusetts, Build America, 4.50%, 8/1/31 | 170 | 180 |
| | | 180 |
| **New York 0.2%** | | |
| Metropolitan Transportation Auth., Dedicated Tax Fund Build America, 7.336%, 11/15/39 | 30 | 43 |
| New York City, Build America, 5.846%, 6/1/40 | 60 | 72 |
| New York City Housing Dev. Corp., 6.42%, 11/1/27 | 20 | 21 |
| New York City Municipal Water Fin. Auth., Build America 5.952%, 6/15/42 | 60 | 79 |
| Tompkins County IDA, Cornell Univ., 5.00%, 7/1/37 | 125 | 140 |
| | | 355 |
| **Texas 0.3%** | | |
| Houston, Taxable Pension Obligation, 6.29%, 3/1/32 | 200 | 240 |
| Texas Transportation Commission, Build America 5.178%, 4/1/30 | 250 | 300 |
| | | 540 |
| **Utah 0.1%** | | |
| Utah Transit Auth., Build America, 5.937%, 6/15/39 | 70 | 89 |
| | | 89 |
| **Virginia 0.4%** | | |
| Virginia Public Building Auth., Build America, 5.90%, 8/1/30 | 140 | 165 |

| | | |
|---|---|---|
| Virginia Public School Auth., Qualified School Construction 4.25%, 12/15/30 | 420 | 430 |
| Virginia Transportation Board, Build America, 5.35%, 5/15/35 | 25 | 29 |
| | | 624 |
| Total Municipal Securities (Cost $2,725) | | 3,125 |
| **BOND MUTUAL FUNDS 9.9%** | | |
| T. Rowe Price Institutional Floating Rate Fund, 4.52% (4)(5) | 608 | 6,121 |
| T. Rowe Price Institutional High Yield Fund, 5.78% (4)(5) | 1,168 | 11,174 |
| Total Bond Mutual Funds (Cost $17,418) | | 17,295 |
| **PRIVATE INVESTMENT COMPANIES 0.0%** | | |
| T. Rowe Price Term Asset-Backed Opportunity Fund (4) | 28 | 62 |
| Total Private Investment Companies (Cost $59) | | 62 |
| **SHORT-TERM INVESTMENTS 7.0%** | | |
| **Money Market Funds 7.0%** | | |
| T. Rowe Price Reserve Investment Fund, 0.09% (4)(6) | 12,229 | 12,229 |
| Total Short-Term Investments (Cost $12,229) | | 12,229 |
| **Total Investments in Securities 103.1% of Net Assets (Cost $174,796)** | | $ 180,832 |

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $11,390 and represents 6.5% of net assets.

(2) The issuer currently operates under a federal conservatorship; however, its securities are neither issued nor guaranteed by the U.S. government.

(3) Insured by Assured Guaranty Municipal Corp.

(4) Affiliated Companies

(5) SEC 30-day yield

(6) Seven-day yield

## Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2012. Purchase and sales cost and investment income reflect all activity for the period then ended.

| Affiliate | Purchase Cost | Sales Cost | Investment Income | Value 2/29/12 | Value 5/31/11 |
|---|---|---|---|---|---|
| T. Rowe Price Instituional Floating Rate Fund, 4.52% | 887 | 4,737 | $ 397 | $ 6,121 | $ 10,526 |
| T. Rowe Price Institutional High Yield Fund, 5.78% | 5,942 | 1,831 | 522 | 11,174 | 7,372 |
| T. Rowe Price Term-Asset Backed Opportunity Fund | - | 81 ** | 7 | 62 | 145 |
| T. Rowe Price Reserve Investment Fund, 0.09% | ¤ | ¤ | 5 | 12,229 | 6,460 |
| Totals | | | $ 931 | $ 29,586 | $ 24,503 |

¤ Purchase and sale information not shown for cash management funds.

** Investment in partnership; cost balances reflect net capital contributed/returned and pro rata share of undistributed partnership earnings.

Other information for the period ended February 29, 2012 related to affiliated companies is as follows:

| | |
|---|---|
| Investment in securities, at cost | $ 29,706 |
| Dividend income | 924 |
| Interest income | 7 |
| Investment income | $ 931 |
| Realized gain (loss) on securities | $ 208 |
| Capital gain distributions from mutual funds | $ 220 |

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Core Plus Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Institutional Income Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Core Plus Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to maximize total return through income and capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Investments in private investment companies are valued at the entity’s net asset value (or equivalent) as of the valuation date. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on February 29, 2012:

Following is a reconciliation of the fund’s Level 3 holdings for the nine months ended February 29, 2012. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any. The change in unrealized gain (loss) on Level 3 instruments held at February 29, 2012, totaled $(2,000) for the nine months ended February 29, 2012.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

Forward Currency Exchange Contracts
The fund uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements relative to the U.S. dollar. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment.

Credit Default Swaps
The fund may use swaps in an effort to manage exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; and/or to adjust portfolio duration or credit exposure. Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(s) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price of the underlying credit or, in the case of an index swap, the market value of the contract relative to the notional amount. Therefore, the payment risk increases as the price of the relevant underlying credit, or market value of the index swap, declines due to market valuations of credit quality. The notional amount of protection sold by the fund reflects the maximum potential amount the fund could be required to pay under such contracts. The value of a swap included in net assets is the unrealized gain or loss on the contract plus or minus any unamortized premiums paid or received, respectively. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

TBA Purchase and Sale Commitments
The fund may enter into “to be announced” (TBA) purchase and/or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such mortgage-backed securities. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBA purchase transactions with the intention of taking possession of the underlying mortgage securities; however, for either purchase or sale transactions, the fund also may extend the settlement by “rolling” the transaction. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBA commitments.

T. Rowe Price Term Asset-Backed Opportunity Fund, L.L.C.
At February 29, 2012, the fund was invested in the T. Rowe Price Term Asset-Backed Opportunity Fund, L.L.C. (private fund), a private investment company managed by T. Rowe Price Associates, Inc. that participates in the Term Asset-Backed Securities Loan Facility (TALF) program created and administered by the Federal Reserve Bank of New York (FRBNY). The TALF program provided eligible borrowers with term loans secured by eligible asset-backed securities and/or commercial mortgage-backed securities, which were either owned by the borrower or purchased by the borrower and subsequently pledged as collateral for a TALF loan. TALF loans generally are nonrecourse in nature. The private fund is treated as a partnership for federal income tax purposes. It has a limited life extending five years from the date on which the TALF program closed for any new loans, which was June 30, 2010. The private fund can have two possible extensions (one year each) with the consent of a majority of its investors. Invested capital generally will be returned to investors as underlying securities are liquidated and the TALF loans are repaid or mature, with the balance paid at maturity of the private fund. Ownership interests in the private fund may not be redeemed, sold, or assigned. As of February 29, 2012, outstanding capital commitments may no longer be called by the private fund.

Counterparty Risk and Collateral
The fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with certain over-the-counter (OTC) financial instruments, including swaps, forward currency exchange contracts, TBA purchase commitments, and OTC options (collectively, covered OTC instruments). Subject to certain minimum exposure requirements (which typically range from $100,000 to $500,000), collateral requirements generally are determined and transfers made based on the net aggregate unrealized gain or loss on all covered OTC instruments covered by a particular collateral agreement with a specified counterparty. Collateral, both pledged by the fund to a counterparty and pledged by a counterparty to the fund, is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies. Securities posted as collateral by the fund to a counterparty are so noted in the accompanying Portfolio of Investments and remain in the fund’s net assets. As of February 29, 2012, no collateral had been posted by the fund to counterparties. In accordance with GAAP, cash pledged by counterparties to the fund is included in the fund’s net assets; however, securities pledged by counterparties to the fund are not recorded by the fund. As of February 29, 2012, collateral pledged by counterparties to the fund consisted of securities valued at $98,000.

At any point in time, the fund’s risk of loss from counterparty credit risk on covered OTC instruments is the aggregate unrealized gain on appreciated covered OTC instruments in excess of collateral, if any, pledged by the counterparty to the fund. In accordance with the terms of the relevant derivatives agreements, counterparties to OTC derivatives may be able to terminate derivative contracts prior to maturity after the occurrence of certain stated events, such as a decline in net assets above a certain percentage or a failure by the fund to perform its obligations under the contract. Upon termination, all transactions would typically be liquidated and a net amount would be owed by or payable to the fund.

NOTE 5 - FEDERAL INCOME TAXES

At February 29, 2012, the cost of investments for federal income tax purposes was $174,796,000. Net unrealized gain aggregated $5,999,000 at period-end, of which $6,779,000 related to appreciated investments and $780,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain T. Rowe Price institutional funds (underlying institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying institutional funds are open-end management investment companies managed by Price Associates and are considered affiliates of the fund. Each underlying institutional fund pays an all-inclusive management and administrative fee to Price Associates. To ensure that the fund does not incur duplicate fees, Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset the management fees paid by the underlying institutional funds related to fund assets invested therein.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND
Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

| | $ Par/Shares | Value |
|---|---|---|
| **CORPORATE BONDS 13.4%** | | |
| **Airlines 0.3%** | | |
| Continental Airlines, 7.25%, 11/10/19 | 463 | 517 |
| Continental Airlines, 9.25%, 5/10/17 | 293 | 311 |
| Delta Air Lines, 12.25%, 3/15/15 (1) | 3,200 | 3,472 |
| Northwest Airlines, 7.575%, 3/1/19 | 449 | 491 |
| | | 4,791 |
| **Automotive 0.3%** | | |
| Ford Motor Credit, 3.875%, 1/15/15 | 2,400 | 2,442 |
| KAR Holdings, VR, 4.547%, 5/1/14 | 1,850 | 1,845 |
| Schaeffler Finance, 7.75%, 2/15/17 (1) | 500 | 531 |
| Schaeffler Finance, 8.50%, 2/15/19 (1) | 400 | 432 |
| | | 5,250 |
| **Broadcasting 0.7%** | | |
| Sinclair Television Group, 9.25%, 11/1/17 (1) | 1,700 | 1,900 |
| Sirius XM Radio, 8.75%, 4/1/15 (1) | 3,975 | 4,511 |
| Univision Communications, 6.875%, 5/15/19 (1) | 2,500 | 2,550 |
| Univision Communications, 7.875%, 11/1/20 (1) | 2,975 | 3,176 |
| | | 12,137 |
| **Building Products 0.2%** | | |
| CEMEX, VR, 5.579%, 9/30/15 (1) | 4,325 | 3,838 |
| | | 3,838 |
| **Chemicals 0.7%** | | |
| Hexion U.S. Finance (Nova Scotia), 8.875%, 2/1/18 | 1,925 | 1,993 |
| Hexion U.S. Finance (Nova Scotia), VR, 5.003%, 11/15/14 | 9,550 | 8,762 |
| INEOS Finance, 9.00%, 5/15/15 (1) | 2,675 | 2,822 |
| | | 13,577 |

| | | |
|---|---|---|
| **Consumer Products 0.3%** | | |
| Spectrum Brands, 9.50%, 6/15/18 | 4,950 | 5,643 |
| | | 5,643 |
| **Container 0.6%** | | |
| Berry Plastics, VR, 4.421%, 9/15/14 | 7,079 | 6,778 |
| Clondalkin Acquisition, VR, 2.546%, 12/15/13 (1) | 475 | 439 |
| Reynolds Group, VR, 8.75%, 10/15/16 (1) | 3,450 | 3,666 |
| | | 10,883 |
| **Energy 0.2%** | | |
| Penn Virginia, 10.375%, 6/15/16 | 2,375 | 2,357 |
| Quicksilver Resources, 11.75%, 1/1/16 | 1,700 | 1,806 |
| | | 4,163 |
| **Entertainment & Leisure 0.2%** | | |
| Speedway Motorsports, 8.75%, 6/1/16 | 3,500 | 3,863 |
| | | 3,863 |
| **Financial 2.3%** | | |
| CIT Group, 4.75%, 2/15/15 (1) | 4,725 | 4,831 |
| CIT Group, 5.25%, 4/1/14 (1) | 7,575 | 7,764 |
| E*Trade Financial, PIK, 12.50%, 11/30/17 | 3,875 | 4,519 |
| GMAC, VR, 2.727%, 12/1/14 | 14,625 | 13,601 |
| International Lease Finance, 5.75%, 5/15/16 | 1,925 | 1,959 |
| International Lease Finance, 6.375%, 3/25/13 | 1,275 | 1,304 |
| USI Holdings, VR, 4.378%, 11/15/14 (1) | 9,030 | 8,353 |
| | | 42,331 |
| **Gaming 0.5%** | | |
| Harrah's Operating, 11.25%, 6/1/17 | 2,500 | 2,737 |

| | | |
|---|---|---|
| MGM Resorts International, 9.00%, 3/15/20 | 1,950 | 2,184 |
| MGM Resorts International, 11.125%, 11/15/17 | 450 | 509 |
| Wynn Las Vegas, 7.75%, 8/15/20 | 3,700 | 4,181 |
| | | 9,611 |
| **Health Care 1.6%** | | |
| Biomet, PIK, 10.375%, 10/15/17 | 4,600 | 5,003 |
| HCA, 8.50%, 4/15/19 | 3,750 | 4,181 |
| Health Management Association, 6.125%, 4/15/16 | 4,720 | 4,921 |
| Select Medical Holdings, VR, 6.267%, 9/15/15 | 4,050 | 3,584 |
| Tenet Healthcare, 6.25%, 11/1/18 (1) | 2,350 | 2,509 |
| Tenet Healthcare, 8.875%, 7/1/19 | 2,500 | 2,856 |
| Universal Hospital, VR, 4.121%, 6/1/15 | 6,635 | 6,303 |
| | | 29,357 |
| **Information Technology 0.5%** | | |
| Avaya, 7.00%, 4/1/19 (1) | 3,575 | 3,607 |
| Freescale Semiconductor, 10.125%, 3/15/18 (1) | 4,643 | 5,200 |
| | | 8,807 |
| **Manufacturing 0.1%** | | |
| General Cable, VR, 2.956%, 4/1/15 | 2,325 | 2,168 |
| | | 2,168 |
| **Metals & Mining 0.3%** | | |
| Ryerson Tull, VR, 7.922%, 11/1/14 | 6,500 | 6,094 |
| | | 6,094 |
| **Other Telecommunications 0.6%** | | |
| Level 3 Financing, VR, 4.506%, 2/15/15 | 5,500 | 5,307 |

| | | |
|---|---|---|
| Wind Acquisition, 7.25%, 2/15/18 (1) | 2,950 | 2,891 |
| | | 39,722 |
| Total Corporate Bonds (Cost $237,201) | | 243,817 |
| **BANK LOANS 77.6% (2)** | | |
| **Aerospace & Defense 0.9%** | | |
| DAE Aviation, VR, 5.56%, 7/31/14 | 4,918 | 4,837 |
| Sequa, VR, 3.836%, 12/3/14 | 8,075 | 8,102 |
| Transdigm, VR, 4.00%, 2/14/17 | 3,119 | 3,116 |
| | | 16,055 |
| **Airlines 0.8%** | | |
| Allegiant Travel, VR, 5.75%, 3/10/17 | 3,896 | 3,855 |
| Delta Air Lines, VR, 5.50%, 4/20/17 | 10,448 | 10,198 |
| | | 14,053 |
| **Automotive 3.5%** | | |
| Autoparts Holdings, VR, 6.50%, 7/29/17 | 5,262 | 5,275 |
| Autoparts Holdings, VR, 10.50%, 1/29/18 | 6,550 | 6,370 |
| Chrysler Group, VR, 6.00%, 5/24/17 | 9,513 | 9,535 |
| Federal-Mogul, VR, 2.193%, 12/28/15 | 8,775 | 8,394 |
| FleetPride, VR, 6.75%, 12/6/17 | 3,575 | 3,557 |
| KAR Holdings, VR, 5.00%, 5/19/17 | 11,288 | 11,274 |
| Schaeffler Finance, VR, 6.00%, 1/27/17 (EUR) | 9,950 | 9,979 |
| Schaeffler Finance, VR, 6.50%, 1/27/17 (EUR) | 4,000 | 5,276 |
| Tenneco, VR, 4.689%, 6/3/16 | 1,724 | 1,722 |
| UCI International, VR, 5.50%, 7/26/17 | 1,807 | 1,811 |
| | | 63,193 |

| | | |
|---|---|---|
| **Broadcasting 5.3%** | | |
| AMC Networks, VR, 4.00%, 12/30/18 | 4,602 | 4,573 |
| Clear Channel Communications, VR, 3.644%, 7/30/14 | 4,599 | 4,340 |
| Clear Channel Communications, VR, 3.894%, 1/29/16 | 13,947 | 11,448 |
| Cumulus Media, VR, 5.75%, 9/16/18 | 4,625 | 4,629 |
| Entercom Radio, VR, 6.272%, 11/23/18 | 4,428 | 4,436 |
| Lamar Media, VR, 4.00%, 12/30/16 | 3,525 | 3,516 |
| Lin Television, VR, 5.00%, 12/31/18 | 9,300 | 9,347 |
| Nexstar Finance, Series B, VR, 5.00%, 9/30/16 | 2,758 | 2,737 |
| Nexstar Finance, Series D, VR, 5.00%, 9/30/16 | 1,315 | 1,305 |
| Sinclair Television Group, VR, 4.00%, 10/28/16 | 1,150 | 1,144 |
| TWCC, VR, 4.25%, 2/11/17 | 23,230 | 23,246 |
| Univision Communications, VR, 4.494%, 3/31/17 | 26,678 | 24,775 |
| | | 95,496 |
| **Building Products 1.3%** | | |
| Custom Building Products, VR, 5.75%, 3/19/15 | 2,576 | 2,576 |
| Goodman Global, VR, 5.75%, 10/28/16 | 3,239 | 3,255 |
| Goodman Global, VR, 9.00%, 10/30/17 | 2,935 | 2,980 |
| Nortek, VR, 5.254%, 4/26/17 | 7,627 | 7,560 |
| Summit Materials, VR, 6.00%, 1/12/19 | 7,950 | 7,957 |
| | | 24,328 |
| **Cable Operators 1.2%** | | |
| Bresnan, VR, 4.50%, 12/14/17 | 8,529 | 8,501 |
| CCO Holdings, VR, 2.744%, 9/6/14 | 7,175 | 7,064 |
| Charter Communications Operating, VR, 7.25%, 3/6/14 | 193 | 193 |
| Mediacom Broadband, VR, 4.50%, 10/23/17 | 5,279 | 5,248 |
| | | 21,006 |

| | | |
|---|---|---|
| **Chemicals 3.0%** | | |
| AZ Chemical, VR, 7.25%, 12/6/17 | 3,575 | 3,604 |
| Ineos U.S. Finance, PIK, 7.75%, 6/16/14 | 2,825 | 2,930 |
| OM Group, VR, 5.75%, 8/2/17 | 8,030 | 8,050 |
| OMNOVA Solutions, VR, 5.75%, 5/31/17 | 7,297 | 7,254 |
| PolyOne, VR, 5.00%, 12/20/17 | 8,125 | 8,137 |
| PQ, VR, 3.50%, 7/31/14 | 3,542 | 3,455 |
| PQ, VR, 6.75%, 7/30/15 | 9,875 | 9,238 |
| Tronox, VR, 4.25%, 1/24/17 | 9,000 | 8,990 |
| Unifrax, VR, 7.00%, 11/28/18 | 3,473 | 3,501 |
| | | 55,159 |
| **Consumer Products 0.9%** | | |
| Eastman Kodak, VR, 8.50%, 7/20/13 | 2,950 | 2,986 |
| Pilot Travel Centers, VR, 4.25%, 3/30/18 | 6,338 | 6,346 |
| Prestige Brands, VR, 5.25%, 12/20/18 | 6,275 | 6,299 |
| | | 15,631 |
| **Container 2.9%** | | |
| Anchor Glass Container, VR, 6.013%, 3/2/16 | 4,803 | 4,799 |
| Anchor Glass Container, VR, 10.00%, 9/2/16 | 4,275 | 4,257 |
| BWAY, VR, 4.50%, 2/23/18 | 7,783 | 7,759 |
| Exopack, VR, 6.50%, 5/31/17 | 9,875 | 9,848 |
| Reynolds Group, VR, 6.25%, 8/9/18 | 18,256 | 18,446 |
| Sealed Air, VR, 4.75%, 10/3/18 | 7,880 | 7,956 |
| | | 53,065 |
| **Energy 2.2%** | | |
| Frac Tech International, VR, 6.25%, 5/6/16 | 30,047 | 29,849 |

| | | |
|---|---|---|
| MEG Energy, VR, 4.00%, 3/18/18 | 9,726 | 9,706 |
| | | 39,555 |
| **Entertainment & Leisure 1.8%** | | |
| Cedar Fair, VR, 4.00%, 12/15/17 | 6,172 | 6,168 |
| Live Nation Entertainment, VR, 4.50%, 11/7/16 | 8,017 | 8,009 |
| SeaWorld Parks & Entertainment, VR, 4.00%, 8/17/17 | 8,831 | 8,822 |
| Six Flags Theme Parks, VR, 4.25%, 11/23/18 | 9,475 | 9,434 |
| | | 32,433 |
| **Financial 5.6%** | | |
| AGFS Funding, VR, 5.50%, 5/10/17 | 7,600 | 6,928 |
| Alliant Holdings, VR, 6.75%, 8/21/14 | 4,872 | 4,892 |
| AWAS, VR, 5.25%, 6/10/16 | 9,341 | 9,310 |
| Delos Aircraft, VR, 7.00%, 3/15/16 | 12,750 | 12,764 |
| Flying Fortress, VR, 5.00%, 2/23/17 | 4,350 | 4,336 |
| HUB International, VR, 3.079%, 6/13/14 | 12,221 | 12,012 |
| HUB International, VR, 6.75%, 6/13/14 | 3,666 | 3,669 |
| International Lease Finance, VR, 6.75%, 3/17/15 | 9,100 | 9,115 |
| Nuveen Investments, 12.50%, 7/31/15 | 9,400 | 9,917 |
| Nuveen Investments, VR, 5.832%, 5/13/17 | 15,293 | 15,252 |
| Nuveen Investments, VR, 7.25%, 5/13/17 | 4,500 | 4,532 |
| Nuveen Investments, VR, 8.25%, 3/1/19 | 8,850 | 8,927 |
| | | 101,654 |
| **Food/Tobacco 2.5%** | | |
| B&G Foods, VR, 4.50%, 11/30/18 | 8,292 | 8,310 |
| Del Monte Foods, VR, 4.50%, 3/8/18 | 14,378 | 14,100 |
| JBS U.S.A. Holdings, VR, 4.25%, 5/25/18 | 6,642 | 6,625 |
| Michael Foods, VR, 4.25%, 2/25/18 | 6,982 | 6,972 |

| | | |
|---|---|---|
| Pinnacle Foods Holding, VR, 6.00%, 4/2/14 | 3,617 | 3,636 |
| Windsor Quality Foods, VR, 5.00%, 2/16/17 | 5,817 | 5,555 |
| | | 45,198 |
| **Gaming 2.6%** | | |
| CCM Merger, VR, 7.00%, 3/1/17 | 8,102 | 8,092 |
| Harrah's Operating, VR, 9.50%, 10/31/16 | 10,477 | 10,776 |
| MGM Resorts International, VR, 7.00%, 2/21/14 | 9,075 | 9,099 |
| Station Casinos, VR, 3.493%, 6/17/16 | 22,375 | 20,175 |
| | | 48,142 |
| **Health Care 8.1%** | | |
| Axcan Intermediate, VR, 5.50%, 2/10/17 | 5,198 | 5,153 |
| Capsugel Finance, VR, 5.25%, 8/1/18 | 15,366 | 15,454 |
| Community Health Systems, VR, 3.07%, 7/25/14 | 6,107 | 6,026 |
| DaVita, VR, 4.50%, 10/20/16 | 9,108 | 9,129 |
| Emergency Medical Services, VR, 5.25%, 5/25/18 | 8,168 | 8,142 |
| Grifols, VR, 4.50%, 6/4/17 | 13,507 | 13,488 |
| HCA, VR, 3.494%, 5/1/18 | 7,892 | 7,759 |
| IASIS Healthcare, VR, 5.00%, 5/3/18 | 9,502 | 9,443 |
| Inventiv Health, VR, 6.50%, 8/4/16 | 9,262 | 8,903 |
| Inventiv Health, VR, 6.75%, 5/15/18 | 3,226 | 3,097 |
| Kindred Healthcare, VR, 5.25%, 6/1/18 | 4,907 | 4,715 |
| Kinetic Concepts, VR, 7.00%, 5/4/18 | 5,700 | 5,793 |
| MedAssets, VR, 5.252%, 11/16/16 | 3,189 | 3,190 |
| Multiplan, VR, 4.75%, 8/26/17 | 6,040 | 5,912 |
| Pharmaceutical Product Development, VR, 6.75%, 12/5/18 | 7,575 | 7,641 |
| Quintiles Transnational, VR, 5.00%, 6/8/18 | 16,853 | 16,742 |
| Select Medical Holdings, VR, 5.50%, 6/1/18 | 9,552 | 9,289 |

| | | |
|---|---|---|
| Warner Chilcott, VR, 4.25%, 3/15/18 | 8,038 | 8,019 |
| | | 147,895 |
| **Information Technology 5.9%** | | |
| Aspect Software, VR, 6.25%, 5/7/16 | 4,004 | 3,998 |
| Avaya, VR, 4.991%, 10/26/17 | 4,987 | 4,836 |
| AVG Tech, VR, 7.50%, 3/15/16 | 5,000 | 4,831 |
| AX Acquisition, VR, 4.25%, 5/9/18 | 4,410 | 4,296 |
| Commscope, VR, 5.00%, 1/14/18 | 10,148 | 10,144 |
| Eagle Parent, VR, 5.00%, 5/16/18 | 8,035 | 7,884 |
| Freescale Semiconductor, VR, 4.518%, 12/1/16 | 5,499 | 5,359 |
| Freescale Semiconductor, VR, 6.00%, 2/16/19 | 7,150 | 7,105 |
| Genesys Telecommunications, VR, 6.75%, 1/6/19 | 4,450 | 4,471 |
| Go Daddy Group, VR, 7.00%, 12/17/18 | 9,481 | 9,550 |
| Lawson Software, VR, 6.75%, 7/5/17 | 6,567 | 6,607 |
| Neustar, VR, 5.00%, 11/8/18 | 4,439 | 4,450 |
| NXP Funding, VR, 5.25%, 2/13/19 | 6,250 | 6,139 |
| NXP Funding, VR, 5.50%, 3/4/17 | 4,464 | 4,430 |
| OpenLink Financial, VR, 7.752%, 10/6/17 | 1,725 | 1,725 |
| Rovi, VR, 4.00%, 2/7/18 | 4,541 | 4,535 |
| Sofia, VR, 6.25%, 7/19/18 | 4,475 | 4,522 |
| Softlayer Technologies, VR, 7.25%, 11/9/16 | 6,082 | 6,092 |
| Verint Systems, VR, 4.50%, 10/27/17 | 6,600 | 6,579 |
| | | 107,553 |
| **Manufacturing 2.1%** | | |
| Colfax, VR, 4.50%, 1/13/19 | 8,975 | 8,982 |
| Manitowoc, VR, 4.25%, 11/13/17 | 1,536 | 1,531 |
| Sensata Technologies, VR, 4.00%, 5/12/18 | 7,587 | 7,571 |
| SRAM, VR, 4.768%, 6/7/18 | 8,840 | 8,773 |

| | | |
|---|---|---|
| Terex, VR, 5.50%, 4/28/17 | 10,648 | 10,724 |
| | | 37,581 |
| **Metals & Mining 1.7%** | | |
| Global Brass & Copper, VR, 10.25%, 8/18/15 | 3,726 | 3,763 |
| JMC Steel Group, VR, 4.75%, 4/1/17 | 8,461 | 8,424 |
| Noranda Aluminum Acquisition, VR, 5.75%, 2/17/19 | 7,150 | 7,155 |
| Novelis, VR, 4.00%, 3/10/17 | 5,219 | 5,193 |
| Walter Energy, VR, 4.00%, 4/2/18 | 7,273 | 7,238 |
| | | 31,773 |
| **Other Telecommunications 1.2%** | | |
| Level 3 Financing, Series B2, VR, 5.75%, 9/1/18 | 13,150 | 13,240 |
| Level 3 Financing, Series B3, VR, 5.75%, 9/1/18 | 9,300 | 9,364 |
| | | 22,604 |
| **Publishing 0.5%** | | |
| Getty Images, VR, 5.25%, 11/7/16 | 9,541 | 9,577 |
| | | 9,577 |
| **Real Estate Investment Trust Securities 0.6%** | | |
| Capital Automotive, VR, 5.00%, 3/11/17 | 11,189 | 11,066 |
| | | 11,066 |
| **Restaurants 2.6%** | | |
| Dave & Busters, VR, 5.50%, 6/1/16 | 4,714 | 4,688 |
| DineEquity, VR, 4.281%, 10/19/17 | 6,176 | 6,164 |
| Dunkin Brands, VR, 4.002%, 11/23/17 | 19,029 | 18,973 |
| NPC International, VR, 6.75%, 12/28/18 | 5,200 | 5,231 |
| Outback Steakhouse, VR, 2.43%, 6/14/14 | 10,404 | 10,152 |

| | | |
|---|---|---|
| Wendy's/Arby's, VR, 5.00%, 5/24/17 | 1,731 | 1,732 |
| | | 46,940 |
| **Retail 3.5%** | | |
| 99 Cents Only Stores, VR, 7.00%, 1/13/19 | 5,225 | 5,258 |
| Academy Sports, VR, 6.00%, 8/3/18 | 11,975 | 11,974 |
| Claires Stores, VR, 3.047%, 5/29/14 | 9,974 | 9,448 |
| Jo-Ann Stores, VR, 4.75%, 3/16/18 | 7,501 | 7,400 |
| Michaels Stores, VR, 5.125%, 7/31/16 | 8,498 | 8,449 |
| Nieman Marcus Group, VR, 4.75%, 5/16/18 | 11,275 | 11,185 |
| Toys 'R' Us (Delaware), VR, 5.25%, 5/25/18 | 3,970 | 3,923 |
| Toys 'R' Us (Delaware), VR, 6.00%, 9/1/16 | 5,953 | 5,959 |
| | | 63,596 |
| **Satellites 2.5%** | | |
| Intelsat Jackson Holdings, VR, 5.25%, 4/3/18 | 46,186 | 46,107 |
| | | 46,107 |
| **Services 7.8%** | | |
| Avis Budget Car Rental, VR, 5.75%, 4/19/12 | 516 | 517 |
| Avis Budget Car Rental, VR, 6.25%, 6/13/18 | 8,828 | 8,914 |
| BarBri, VR, 6.00%, 6/17/17 | 3,725 | 3,683 |
| Brickman Group, VR, 7.25%, 10/14/16 | 10,186 | 10,262 |
| CDW, VR, 4.00%, 7/15/17 | 13,777 | 13,464 |
| Fidelity National Information Services, VR, 4.25%, 7/18/16 | 12,000 | 12,053 |
| Fifth Third Processing, VR, 4.50%, 11/3/16 | 6,316 | 6,321 |
| First Data, Series B1, VR, 2.995%, 9/24/14 | 10,926 | 10,446 |
| First Data, Series B2, VR, 2.995%, 9/24/14 | 21,380 | 20,439 |
| Interactive Data, VR, 4.50%, 2/11/18 | 10,908 | 10,883 |
| iPayment, VR, 5.754%, 5/8/17 | 11,915 | 11,861 |

| | | |
|---|---|---|
| New Customer Service, VR, 6.00%, 3/23/16 | 2,054 | 1,953 |
| New Customer Service, VR, 9.50%, 3/23/17 | 2,225 | 2,036 |
| TransUnion, VR, 4.75%, 2/10/18 | 6,650 | 6,656 |
| U.S. Investigations Services, VR, 2.996%, 2/21/15 | 2,780 | 2,613 |
| U.S. Investigations Services, VR, 6.00%, 2/21/15 | 2,184 | 2,182 |
| US Foods, VR, 5.75%, 3/31/17 | 7,146 | 7,080 |
| West Corporation, VR, 4.499%, 7/15/16 | 7,085 | 7,087 |
| Worldpay, VR, 5.25%, 8/6/18 | 3,500 | 3,482 |
| | | 141,932 |
| **Supermarkets 0.5%** | | |
| Rite Aid, VR, 4.50%, 3/3/18 | 6,029 | 5,929 |
| Roundy's Supermarkets, VR, 5.75%, 2/13/19 | 3,975 | 3,979 |
| | | 9,908 |
| **Utilities 2.8%** | | |
| AES, VR, 4.25%, 5/28/18 | 6,253 | 6,247 |
| Calpine, VR, 4.50%, 4/1/18 | 2,481 | 2,460 |
| NRG Energy, VR, 4.00%, 7/1/18 | 9,552 | 9,511 |
| RRI Energy, VR, 6.00%, 9/20/17 | 5,506 | 5,427 |
| Star West Generation, VR, 6.00%, 5/17/18 | 8,338 | 8,213 |
| Terra-Gen Finance, VR, 6.50%, 6/22/17 | 19,658 | 18,282 |
| | | 50,140 |
| **Wireless Communications 3.3%** | | |
| Asurion, VR, 5.50%, 5/24/18 | 14,136 | 14,082 |
| Asurion, VR, 9.00%, 5/24/19 | 13,975 | 14,200 |
| Crown Castle, VR, 4.00%, 1/31/19 | 2,650 | 2,638 |
| Lonestar Intermediate Super, VR, 11.00%, 8/7/19 | 9,000 | 9,121 |
| Syniverse Holdings, VR, 5.25%, 12/21/17 | 9,300 | 9,316 |

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Floating Rate Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Institutional Income Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Floating Rate Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks high current income and, secondarily, capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on February 29, 2012:

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

Forward Currency Exchange Contracts
The fund uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements relative to the U.S. dollar. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment.

Credit Default Swaps
The fund may use swaps in an effort to manage exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; and/or to adjust portfolio duration or credit exposure. Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(s) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price of the underlying credit or, in the case of an index swap, the market value of the contract relative to the notional amount. Therefore, the payment risk increases as the price of the relevant underlying credit, or market value of the index swap, declines due to market valuations of credit quality. The notional amount of protection sold by the fund reflects the maximum potential amount the fund could be required to pay under such contracts. The value of a swap included in net assets is the unrealized gain or loss on the contract plus or minus any unamortized premiums paid or received, respectively. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
The fund may invest, either directly or through its investments in T. Rowe Price institutional funds, in noninvestment-grade debt securities, commonly referred to as “high yield” or “junk” bonds. The noninvestment-grade bond market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in the market’s psychology. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndication of lenders. Bank loans may involve multiple loans with the same borrower under a single credit agreement (each loan, a tranche) and each tranche may have different terms and associated risks. A bank or other financial institution typically acts as the agent and administers a bank loan in accordance with the associated credit agreement. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The fund may buy and sell bank loans in the form of either loan assignments or loan participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer. Although loan assignments continue to be administered by the agent, the buyer acquires direct rights against the borrower. In many cases, a loan assignment requires the consent of both the borrower and the agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments that the seller is entitled to receive from the borrower; however, the seller continues to hold legal title to the loan. As a result, with loan participations, the buyer generally has no right to enforce compliance with the terms of the credit agreement against the borrower and the buyer is subject to the credit risk of both the borrower and the seller. Bank loans often have extended settlement periods, during which the fund is subject to nonperformance by the counterparty. A portion of the fund’s bank loans may require additional principal to be funded at the borrowers’ discretion at a later date (unfunded commitments) and bank loans usually may be repaid at any time at the option of the borrower. The fund reflects both the funded portion of the bank loan as well as any unfunded commitment on the loan in the Portfolio of Investments.

Certain credit agreements include tranches that provide no initial funding but may require the full principal commitment to be funded at a future date(s) at the borrower’s discretion. Such agreements are not reflected in the Portfolio of Investments until funded. At February 29, 2012, the fund’s total unfunded commitments were $2,750,000.

Counterparty Risk and Collateral
The fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with certain over-the-counter (OTC) financial instruments, including swaps, forward currency exchange contracts, TBA purchase commitments, and OTC options (collectively, covered OTC instruments). Subject to certain minimum exposure requirements (which typically range from $100,000 to $500,000), collateral requirements generally are determined and transfers made based on the net aggregate unrealized gain or loss on all covered OTC instruments covered by a particular collateral agreement with a specified counterparty. Collateral, both pledged by the fund to a counterparty and pledged by a counterparty to the fund, is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies. Securities posted as collateral by the fund to a counterparty are so noted in the accompanying Portfolio of Investments and remain in the fund’s net assets. As of February 29, 2012, securities valued at $400,000 had been posted by the fund to counterparties. In accordance with GAAP, cash pledged by counterparties to the fund is included in the fund’s net assets; however, securities pledged by counterparties to the fund are not recorded by the fund. As of February 29, 2012, no collateral was pledged by counterparties to the fund.

At any point in time, the fund’s risk of loss from counterparty credit risk on covered OTC instruments is the aggregate unrealized gain on appreciated covered OTC instruments in excess of collateral, if any, pledged by the counterparty to the fund. In accordance with the terms of the relevant derivatives agreements, counterparties to OTC derivatives may be able to terminate derivative contracts prior to maturity after the occurrence of certain stated events, such as a decline in net assets above a certain percentage or a failure by the fund to perform its obligations under the contract. Upon termination, all transactions would typically be liquidated and a net amount would be owed by or payable to the fund.

NOTE 5 - FEDERAL INCOME TAXES

At February 29, 2012, the cost of investments for federal income tax purposes was $1,846,868,000. Net unrealized gain aggregated $18,023,000 at period-end, of which $25,492,000 related to appreciated investments and $7,469,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date April 25, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date April 25, 2012

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date April 25, 2012